UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)        Tailored Shareholder Report

Catalyst Buffered Shield Fund

Class A (SHIEX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$18,930,594
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$38,918
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.1%
Purchased Options	15.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Money Market Funds	1.2%
Equity Option	8.2%
Fixed Income	88.6%

Excludes investments in options.

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.2%
PGIM Ultra Short Bond ETF	31.2%
iShares 1-5 Year Investment Grade Corporate Bond	23.2%

Catalyst Buffered Shield Fund - Class A (SHIEX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SHIEX

Catalyst Buffered Shield Fund

Class C (SHINX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$18,930,594
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$38,918
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.1%
Purchased Options	15.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Money Market Funds	1.2%
Equity Option	8.2%
Fixed Income	88.6%

Excludes investments in options.

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.2%
PGIM Ultra Short Bond ETF	31.2%
iShares 1-5 Year Investment Grade Corporate Bond	23.2%

Catalyst Buffered Shield Fund - Class C (SHINX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SHINX

Catalyst Buffered Shield Fund

Class I (SHIIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$18,930,594
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$38,918
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.1%
Purchased Options	15.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Money Market Funds	1.2%
Equity Option	8.2%
Fixed Income	88.6%

Excludes investments in options.

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.2%
PGIM Ultra Short Bond ETF	31.2%
iShares 1-5 Year Investment Grade Corporate Bond	23.2%

Catalyst Buffered Shield Fund - Class I (SHIIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SHIIX

Catalyst Nasdaq-100 Hedged Equity Fund

Class A (CLPAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$14,606,345
Number of Portfolio Holdings	109
Advisory Fee (net of waivers)	$45,589
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Exchange-Traded Funds	45.2%
Money Market Funds	3.2%
Purchased Options	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
43.3%
Technology
27.4%
Communications
8.8%
Consumer Discretionary
5.7%
Collateral for Securities Loaned
2.5%
Health Care
2.4%
Consumer Staples
2.2%
Industrials
1.1%
Utilities
0.7%
Money Market Funds
0.6%
Future Option
0.5%
Materials
0.5%
Energy
0.2%
Other Assets in Excess of Liabilities
4.1%

Value	Value
Other Assets in Excess of Liabilities	4.1%
Energy	0.2%
Materials	0.5%
Future Option	0.5%
Money Market Funds	0.6%
Utilities	0.7%
Industrials	1.1%
Consumer Staples	2.2%
Health Care	2.4%
Collateral for Securities Loaned	2.5%
Consumer Discretionary	5.7%
Communications	8.8%
Technology	27.4%
Equity	43.3%

Excludes investments in futures and options.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	43.2%
NVIDIA Corporation	4.8%
Apple, Inc.	4.3%
Microsoft Corporation	3.6%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.8%
Tesla, Inc.	1.7%
Meta Platforms, Inc. - Class A	1.4%

Catalyst Nasdaq-100 Hedged Equity Fund - Class A (CLPAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CLPAX

Catalyst Nasdaq-100 Hedged Equity Fund

Class C (CLPCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	2.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$14,606,345
Number of Portfolio Holdings	109
Advisory Fee (net of waivers)	$45,589
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Exchange-Traded Funds	45.2%
Money Market Funds	3.2%
Purchased Options	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.1%
Energy	0.2%
Materials	0.5%
Future Option	0.5%
Money Market Funds	0.6%
Utilities	0.7%
Industrials	1.1%
Consumer Staples	2.2%
Health Care	2.4%
Collateral for Securities Loaned	2.5%
Consumer Discretionary	5.7%
Communications	8.8%
Technology	27.4%
Equity	43.3%

Excludes investments in futures and options.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	43.2%
NVIDIA Corporation	4.8%
Apple, Inc.	4.3%
Microsoft Corporation	3.6%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.8%
Tesla, Inc.	1.7%
Meta Platforms, Inc. - Class A	1.4%

Catalyst Nasdaq-100 Hedged Equity Fund - Class C (CLPCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CLPCX

Catalyst Nasdaq-100 Hedged Equity Fund

Class I (CLPFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$14,606,345
Number of Portfolio Holdings	109
Advisory Fee (net of waivers)	$45,589
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Exchange-Traded Funds	45.2%
Money Market Funds	3.2%
Purchased Options	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.1%
Energy	0.2%
Materials	0.5%
Future Option	0.5%
Money Market Funds	0.6%
Utilities	0.7%
Industrials	1.1%
Consumer Staples	2.2%
Health Care	2.4%
Collateral for Securities Loaned	2.5%
Consumer Discretionary	5.7%
Communications	8.8%
Technology	27.4%
Equity	43.3%

Excludes investments in futures and options.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	43.2%
NVIDIA Corporation	4.8%
Apple, Inc.	4.3%
Microsoft Corporation	3.6%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.8%
Tesla, Inc.	1.7%
Meta Platforms, Inc. - Class A	1.4%

Catalyst Nasdaq-100 Hedged Equity Fund - Class I (CLPFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CLPFX

Catalyst Systematic Alpha Fund

Class A (ATRAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	2.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$169,014,225
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$1,391,524
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	27.0%
Money Market Funds	6.6%
Open End Funds	20.3%
U.S. Government & Agencies	46.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
45.2%
Fixed Income
19.9%
Technology
11.7%
Money Market Funds
6.5%
Health Care
5.6%
Consumer Staples
4.7%
Consumer Discretionary
2.6%
Industrials
1.8%
Financials
0.1%
Other Assets in Excess of Liabilities
1.9%

Value	Value
Other Assets in Excess of Liabilities	1.9%
Financials	0.1%
Industrials	1.8%
Consumer Discretionary	2.6%
Consumer Staples	4.7%
Health Care	5.6%
Money Market Funds	6.5%
Technology	11.7%
Fixed Income	19.9%
U.S. Treasury Obligations	45.2%

Excludes investments in swaps.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	19.9%
United States Treasury Bill, 3.340%, 07/09/26	11.6%
United States Treasury Bill, 3.423%, 03/19/26	11.2%
United States Treasury Bill, 3.413%, 02/19/26	6.2%
United States Treasury Bill, 3.340%, 10/01/26	5.5%
United States Treasury Bill, 3.369%, 08/06/26	5.4%
International Business Machines Corporation, 3.300%, 05/15/26	5.0%
Intel Corporation, 4.875%, 02/10/26	5.0%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.7%
Gilead Sciences, Inc., 3.650%, 03/01/26	3.8%

Catalyst Systematic Alpha Fund - Class A (ATRAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-ATRAX

Catalyst Systematic Alpha Fund

Class C (ATRCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	2.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$169,014,225
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$1,391,524
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	27.0%
Money Market Funds	6.6%
Open End Funds	20.3%
U.S. Government & Agencies	46.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Financials	0.1%
Industrials	1.8%
Consumer Discretionary	2.6%
Consumer Staples	4.7%
Health Care	5.6%
Money Market Funds	6.5%
Technology	11.7%
Fixed Income	19.9%
U.S. Treasury Obligations	45.2%

Excludes investments in swaps.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	19.9%
United States Treasury Bill, 3.340%, 07/09/26	11.6%
United States Treasury Bill, 3.423%, 03/19/26	11.2%
United States Treasury Bill, 3.413%, 02/19/26	6.2%
United States Treasury Bill, 3.340%, 10/01/26	5.5%
United States Treasury Bill, 3.369%, 08/06/26	5.4%
International Business Machines Corporation, 3.300%, 05/15/26	5.0%
Intel Corporation, 4.875%, 02/10/26	5.0%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.7%
Gilead Sciences, Inc., 3.650%, 03/01/26	3.8%

Catalyst Systematic Alpha Fund - Class C (ATRCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-ATRCX

Catalyst Systematic Alpha Fund

Class I (ATRFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$169,014,225
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$1,391,524
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	27.0%
Money Market Funds	6.6%
Open End Funds	20.3%
U.S. Government & Agencies	46.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Financials	0.1%
Industrials	1.8%
Consumer Discretionary	2.6%
Consumer Staples	4.7%
Health Care	5.6%
Money Market Funds	6.5%
Technology	11.7%
Fixed Income	19.9%
U.S. Treasury Obligations	45.2%

Excludes investments in swaps.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	19.9%
United States Treasury Bill, 3.340%, 07/09/26	11.6%
United States Treasury Bill, 3.423%, 03/19/26	11.2%
United States Treasury Bill, 3.413%, 02/19/26	6.2%
United States Treasury Bill, 3.340%, 10/01/26	5.5%
United States Treasury Bill, 3.369%, 08/06/26	5.4%
International Business Machines Corporation, 3.300%, 05/15/26	5.0%
Intel Corporation, 4.875%, 02/10/26	5.0%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.7%
Gilead Sciences, Inc., 3.650%, 03/01/26	3.8%

Catalyst Systematic Alpha Fund - Class I (ATRFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-ATRFX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class A (CASAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$30,371,473
  Number of Portfolio Holdings197
  Advisory Fee (net of waivers)$223,848
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.5%
Money Market Funds	50.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Money Market Funds
39.8%
Fixed Income
39.0%
Other Assets in Excess of Liabilities
21.2%

Value	Value
Other Assets in Excess of Liabilities	21.2%
Fixed Income	39.0%
Money Market Funds	39.8%

Excludes investments in futures and foreign currency exchange contracts.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.0%

Catalyst/Aspect Enhanced Multi-Asset Fund - Class A (CASAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CASAX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class C (CASCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$30,371,473
  Number of Portfolio Holdings197
  Advisory Fee (net of waivers)$223,848
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.5%
Money Market Funds	50.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	21.2%
Fixed Income	39.0%
Money Market Funds	39.8%

Excludes investments in futures and foreign currency exchange contracts.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.0%

Catalyst/Aspect Enhanced Multi-Asset Fund - Class C (CASCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CASCX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class I (CASIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$30,371,473
  Number of Portfolio Holdings197
  Advisory Fee (net of waivers)$223,848
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.5%
Money Market Funds	50.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	21.2%
Fixed Income	39.0%
Money Market Funds	39.8%

Excludes investments in futures and foreign currency exchange contracts.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.0%

Catalyst/Aspect Enhanced Multi-Asset Fund - Class I (CASIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CASIX

Catalyst/Millburn Hedge Strategy Fund

Class C-1 (MBXFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-1	$150	2.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$8,400,990,321
  Number of Portfolio Holdings265
  Advisory Fee $73,500,839
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.7%
Money Market Funds	4.5%
U.S. Government & Agencies	44.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
49.9%
U.S. Treasury Obligations
44.1%
Money Market Funds
4.5%
Other Assets in Excess of Liabilities
1.5%

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	4.5%
U.S. Treasury Obligations	44.1%
Equity	49.9%

Excludes investments in futures, options, and forward foreign currency exchange contracts.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.625%, 02/15/26	18.9%
United States Treasury Note, 1.500%, 08/15/26	15.0%
United States Treasury Note, 1.625%, 05/15/26	10.1%
iShares Russell 1000 ETF	6.5%
iShares Core S&P Mid-Cap ETF	6.1%
iShares MSCI USA Min Vol Factor ETF	4.2%
iShares Russell 2000 ETF	4.2%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Catalyst/Millburn Hedge Strategy Fund - Class C-1 (MBXFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MBXFX

Catalyst/Millburn Hedge Strategy Fund

Class A (MBXAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$8,400,990,321
  Number of Portfolio Holdings265
  Advisory Fee $73,500,839
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.7%
Money Market Funds	4.5%
U.S. Government & Agencies	44.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	4.5%
U.S. Treasury Obligations	44.1%
Equity	49.9%

Excludes investments in futures, options, and forward foreign currency exchange contracts.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.625%, 02/15/26	18.9%
United States Treasury Note, 1.500%, 08/15/26	15.0%
United States Treasury Note, 1.625%, 05/15/26	10.1%
iShares Russell 1000 ETF	6.5%
iShares Core S&P Mid-Cap ETF	6.1%
iShares MSCI USA Min Vol Factor ETF	4.2%
iShares Russell 2000 ETF	4.2%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Catalyst/Millburn Hedge Strategy Fund - Class A (MBXAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MBXAX

Catalyst/Millburn Hedge Strategy Fund

Class C (MBXCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	2.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$8,400,990,321
  Number of Portfolio Holdings265
  Advisory Fee $73,500,839
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.7%
Money Market Funds	4.5%
U.S. Government & Agencies	44.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	4.5%
U.S. Treasury Obligations	44.1%
Equity	49.9%

Excludes investments in futures, options, and forward foreign currency exchange contracts.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.625%, 02/15/26	18.9%
United States Treasury Note, 1.500%, 08/15/26	15.0%
United States Treasury Note, 1.625%, 05/15/26	10.1%
iShares Russell 1000 ETF	6.5%
iShares Core S&P Mid-Cap ETF	6.1%
iShares MSCI USA Min Vol Factor ETF	4.2%
iShares Russell 2000 ETF	4.2%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Catalyst/Millburn Hedge Strategy Fund - Class C (MBXCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MBXCX

Catalyst/Millburn Hedge Strategy Fund

Class I (MBXIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$8,400,990,321
  Number of Portfolio Holdings265
  Advisory Fee $73,500,839
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.7%
Money Market Funds	4.5%
U.S. Government & Agencies	44.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	4.5%
U.S. Treasury Obligations	44.1%
Equity	49.9%

Excludes investments in futures, options, and forward foreign currency exchange contracts.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.625%, 02/15/26	18.9%
United States Treasury Note, 1.500%, 08/15/26	15.0%
United States Treasury Note, 1.625%, 05/15/26	10.1%
iShares Russell 1000 ETF	6.5%
iShares Core S&P Mid-Cap ETF	6.1%
iShares MSCI USA Min Vol Factor ETF	4.2%
iShares Russell 2000 ETF	4.2%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Catalyst/Millburn Hedge Strategy Fund - Class I (MBXIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-MBXIX

Catalyst Systematic High Income Fund

Class A (CWXAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$43,992,377
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$549,839
  Portfolio Turnover212%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	54.3%
Money Market Funds	17.6%
U.S. Government & Agencies	28.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

U.S. Treasury Obligations
28.0%
Consumer Discretionary
18.2%
Money Market Funds
17.6%
Technology
13.3%
Health Care
4.6%
Energy
4.6%
Industrials
4.5%
Communications
4.5%
Financials
4.5%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	4.5%
Communications	4.5%
Industrials	4.5%
Energy	4.6%
Health Care	4.6%
Technology	13.3%
Money Market Funds	17.6%
Consumer Discretionary	18.2%
U.S. Treasury Obligations	28.0%

Excludes investments in swaps.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

Catalyst Systematic High Income Fund - Class A (CWXAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CWXAX

Catalyst Systematic High Income Fund

Class C (CWXCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$43,992,377
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$549,839
  Portfolio Turnover212%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	54.3%
Money Market Funds	17.6%
U.S. Government & Agencies	28.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	4.5%
Communications	4.5%
Industrials	4.5%
Energy	4.6%
Health Care	4.6%
Technology	13.3%
Money Market Funds	17.6%
Consumer Discretionary	18.2%
U.S. Treasury Obligations	28.0%

Excludes investments in swaps.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

Catalyst Systematic High Income Fund - Class C (CWXCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CWXCX

Catalyst Systematic High Income Fund

Class I (CWXIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$43,992,377
  Number of Portfolio Holdings16
  Advisory Fee (net of waivers)$549,839
  Portfolio Turnover212%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	54.3%
Money Market Funds	17.6%
U.S. Government & Agencies	28.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	4.5%
Communications	4.5%
Industrials	4.5%
Energy	4.6%
Health Care	4.6%
Technology	13.3%
Money Market Funds	17.6%
Consumer Discretionary	18.2%
U.S. Treasury Obligations	28.0%

Excludes investments in swaps.

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

Catalyst Systematic High Income Fund - Class I (CWXIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CWXIX

Catalyst/Welton Advantage Multi-Strategy Fund

Class A (CWEAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$50,823,526
  Number of Portfolio Holdings152
  Advisory Fee (net of waivers)$380,958
  Portfolio Turnover577%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	40.3%
Money Market Funds	20.5%
U.S. Government & Agencies	39.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
33.4%
Money Market Funds
17.5%
Technology
9.8%
Industrials
5.5%
Financials
4.4%
Energy
3.6%
Consumer Discretionary
2.9%
Communications
2.5%
Utilities
2.0%
Real Estate
1.2%
Health Care
1.1%
Materials
0.7%
Consumer Staples
0.6%
Other Assets in Excess of Liabilities
14.8%

Value	Value
Other Assets in Excess of Liabilities	14.8%
Consumer Staples	0.6%
Materials	0.7%
Health Care	1.1%
Real Estate	1.2%
Utilities	2.0%
Communications	2.5%
Consumer Discretionary	2.9%
Energy	3.6%
Financials	4.4%
Industrials	5.5%
Technology	9.8%
Money Market Funds	17.5%
U.S. Treasury Obligations	33.4%

Excludes investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/22/26	33.4%
Tesla, Inc.	0.9%
Apple, Inc.	0.8%
NVIDIA Corporation	0.7%
Exxon Mobil Corporation	0.7%
Visa, Inc.	0.7%
Intuit, Inc.	0.7%
Bank of America Corporation	0.7%
Meta Platforms, Inc.	0.7%
JPMorgan Chase & Company	0.6%

Catalyst/Welton Advantage Multi-Strategy Fund - Class A (CWEAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CWEAX

Catalyst/Welton Advantage Multi-Strategy Fund

Class C (CWECX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$50,823,526
  Number of Portfolio Holdings152
  Advisory Fee (net of waivers)$380,958
  Portfolio Turnover577%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	40.3%
Money Market Funds	20.5%
U.S. Government & Agencies	39.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.8%
Consumer Staples	0.6%
Materials	0.7%
Health Care	1.1%
Real Estate	1.2%
Utilities	2.0%
Communications	2.5%
Consumer Discretionary	2.9%
Energy	3.6%
Financials	4.4%
Industrials	5.5%
Technology	9.8%
Money Market Funds	17.5%
U.S. Treasury Obligations	33.4%

Excludes investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/22/26	33.4%
Tesla, Inc.	0.9%
Apple, Inc.	0.8%
NVIDIA Corporation	0.7%
Exxon Mobil Corporation	0.7%
Visa, Inc.	0.7%
Intuit, Inc.	0.7%
Bank of America Corporation	0.7%
Meta Platforms, Inc.	0.7%
JPMorgan Chase & Company	0.6%

Catalyst/Welton Advantage Multi-Strategy Fund - Class C (CWECX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CWECX

Catalyst/Welton Advantage Multi-Strategy Fund

Class I (CWEIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$50,823,526
  Number of Portfolio Holdings152
  Advisory Fee (net of waivers)$380,958
  Portfolio Turnover577%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	40.3%
Money Market Funds	20.5%
U.S. Government & Agencies	39.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.8%
Consumer Staples	0.6%
Materials	0.7%
Health Care	1.1%
Real Estate	1.2%
Utilities	2.0%
Communications	2.5%
Consumer Discretionary	2.9%
Energy	3.6%
Financials	4.4%
Industrials	5.5%
Technology	9.8%
Money Market Funds	17.5%
U.S. Treasury Obligations	33.4%

Excludes investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/22/26	33.4%
Tesla, Inc.	0.9%
Apple, Inc.	0.8%
NVIDIA Corporation	0.7%
Exxon Mobil Corporation	0.7%
Visa, Inc.	0.7%
Intuit, Inc.	0.7%
Bank of America Corporation	0.7%
Meta Platforms, Inc.	0.7%
JPMorgan Chase & Company	0.6%

Catalyst/Welton Advantage Multi-Strategy Fund - Class I (CWEIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CWEIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

SEMI-ANNUAL FINANCIAL STATEMENTS
AND
ADDITIONAL INFORMATION

Catalyst Systematic High Income Fund
(Formerly, Catalyst/Warrington Strategic Program Fund)
(CWXAX, CWXCX, CWXIX)
Catalyst Systematic Alpha Fund
(ATRAX, ATRCX, ATRFX)
Catalyst/Welton Advantage Multi-Strategy Fund
(CWEAX, CWECX, CWEIX)
Catalyst/Aspect Enhanced Multi-Asset Fund
(CASAX, CASCX, CASIX)
Catalyst Nasdaq-100 Hedged Equity Fund
(CLPAX, CLPCX, CLPFX)
Catalyst/Millburn Hedge Strategy Fund
(MBXAX, MBXCX, MBXIX)
Catalyst Buffered Shield Fund
(SHIEX, SHINX, SHIIX)

December 31, 2025

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 41
Statements of Operations	Page 43
Statements of Changes in Net Assets	Page 45
Financial Highlights	Page 49
Notes to Financial Statements	Page 63
Additional Information	Page 85

CATALYST SYSTEMATIC HIGH INCOME FUND
(FORMERLY, CATALYST/WARRINGTON STRATEGIC PROGRAM FUND)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.9%
	ASSET MANAGEMENT — 4.4%
2,000,000	Ares Capital Corporation	2.1500	07/15/26	$1,974,737

	HEALTH CARE FACILITIES & SERVICES — 4.5%
100,000	HCA, Inc.	5.2500	06/15/26	100,080
1,900,000	HCA, Inc.	5.3750	09/01/26	1,904,236
				2,004,316
	INTERNET MEDIA & SERVICES — 4.5%
2,000,000	Uber Technologies, Inc.(a)	4.5000	08/15/29	2,003,996

	LEISURE PRODUCTS — 4.4%
2,000,000	Mattel, Inc.(a)	5.8750	12/15/27	2,000,446

	OIL & GAS PRODUCERS — 4.5%
2,000,000	Energy Transfer, L.P. Midstream Finance Corporation(a)	6.0000	02/01/29	2,021,896

	RETAIL - DISCRETIONARY — 13.3%
2,000,000	Best Buy Company, Inc.	1.9500	10/01/30	1,801,003
2,000,000	Dick’s Sporting Goods, Inc.(a)	4.0000	10/01/29	1,963,836
2,500,000	Lowe’s Companies, Inc.	1.7000	10/15/30	2,223,832
				5,988,671
	SEMICONDUCTORS — 8.5%
2,000,000	Intel Corporation	2.4500	11/15/29	1,868,817
2,000,000	Skyworks Solutions, Inc.	1.8000	06/01/26	1,978,380
				3,847,197
	TECHNOLOGY SERVICES — 4.4%
2,000,000	Gartner, Inc.(a)	4.5000	07/01/28	1,994,807

	TRANSPORTATION & LOGISTICS — 4.4%
2,000,000	United Airlines, Inc.(a)	4.3750	04/15/26	1,998,702

	TOTAL CORPORATE BONDS (Cost $23,807,371)			23,834,768

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC HIGH INCOME FUND
(FORMERLY, CATALYST/WARRINGTON STRATEGIC PROGRAM FUND)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 27.4%
	U.S. TREASURY BILLS — 27.4%
12,500,000	United States Treasury Bill(b),(c)	3.5300	06/11/26	$12,306,965

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,283,656)			12,306,965

Shares
	SHORT-TERM INVESTMENTS — 17.2%
	MONEY MARKET FUNDS - 17.2%
7,730,884	First American Treasury Obligations Fund, Class X, 3.65% (Cost $7,730,884)(d)			7,730,884

	TOTAL INVESTMENTS - 97.5% (Cost $43,821,911)			$43,872,617
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%			1,119,760
	NET ASSETS - 100.0%			$44,992,377

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is $11,983,683 or 26.6% of net assets.

(b)	Zero coupon bond.

(c)	This security is segregated as Collateral for a Swap Contract.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC HIGH INCOME FUND
(FORMERLY, CATALYST/WARRINGTON STRATEGIC PROGRAM FUND)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS - 0.1%

The Bespoke Basket Series 1 Excess Return Strategy is a rules-based index containing options based strategies including relatively short-term options strategies (long and short), option spreads on the S&P 500, and covered call options on stock indexes or individual stocks. It is a fixed weight basket with quarterly rebalance of 6 systematic trading strategies.

								Unrealized
								Appreciation/
Shares	Reference Entity	Payment Frequency	Notional Amount	Counterparty	Maturity	Pay Fixed Rate	Upfront Payments	(Depreciation)
670,400	Bespoke Basket Series 1 Excess Return Strategy	Monthly	(72,000,960)	Goldman Sachs	12/7/2026	0.0000%	—	$53,632
								$53,632

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares				Fair Value
	OPEN END FUNDS — 19.9%
	FIXED INCOME - 19.9%
265,046	Catalyst International Income Opportunities Fund(a)			$33,616,815

	TOTAL OPEN END FUNDS (Cost $30,000,000)			33,616,815

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 0.1%
	SPECIALTY FINANCE — 0.1%
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	224,438

	TOTAL CONVERTIBLE BONDS (Cost $195,188)			224,438

	CORPORATE BONDS — 26.4%
	AEROSPACE & DEFENSE — 1.8%
3,000,000	Boeing Company (The)	3.1000	05/01/26	2,988,521

	AUTOMOTIVE — 1.7%
3,000,000	Ford Motor Company	4.3460	12/08/26	2,997,607

	BIOTECH & PHARMA — 3.8%
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,497,551

	FOOD — 4.7%
7,960,000	Kraft Heinz Foods Company	3.0000	06/01/26	7,926,430

	HEALTH CARE FACILITIES & SERVICES — 1.8%
3,000,000	HCA, Inc.	5.2500	06/15/26	3,002,404

	RETAIL - DISCRETIONARY — 0.9%
1,460,000	Ross Stores, Inc.	0.8750	04/15/26	1,447,325

	SEMICONDUCTORS — 6.7%
8,400,000	Intel Corporation	4.8750	02/10/26	8,405,637

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 26.4% (Continued)
	SEMICONDUCTORS — 6.7% (Continued)
3,000,000	Skyworks Solutions, Inc.	1.8000	06/01/26	$2,967,570
				11,373,207
	TECHNOLOGY SERVICES — 5.0%
8,500,000	International Business Machines Corporation	3.3000	05/15/26	8,482,936

	TOTAL CORPORATE BONDS (Cost $44,633,502)			44,715,981

		Discount Rate
		(%)
	U.S. GOVERNMENT & AGENCIES — 45.2%
	U.S. TREASURY BILLS — 45.2%
10,500,000	United States Treasury Bill(b),(e)	3.4129	02/19/26	10,450,227
19,000,000	United States Treasury Bill(b),(e)	3.4234	03/19/26	18,859,069
5,050,000	United States Treasury Bill(b),(c),(e)	3.4514	04/16/26	4,998,680
20,000,000	United States Treasury Bill(b),(c),(e)	3.3395	07/09/26	19,647,499
9,300,000	United States Treasury Bill(b),(c),(e)	3.3693	08/06/26	9,110,252
3,000,000	United States Treasury Bill(b),(c),(e)	3.3110	09/03/26	2,932,124
9,600,000	United States Treasury Bill(b),(c),(e)	3.3404	10/01/26	9,355,926
1,000,000	United States Treasury Bill(b),(c),(e)	3.3447	10/29/26	971,942
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $76,234,230)			76,325,719

Shares
	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
10,991,143	First American Treasury Obligations Fund, Class X, 3.65%(c),(d)			10,991,143
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,991,143)			10,991,143

	TOTAL INVESTMENTS - 98.1% (Cost $162,054,063)			$165,874,096
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%			3,140,129
	NET ASSETS - 100.0%			$169,014,225

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(e)	This security is segregated as Collateral for a Swap Contract.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS - 2.2%

The BNP Paribas Catalyst Systematic Alpha Non-Commodities Index (“BCKTSAXE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BCKTSAXE Index is comprised of four rules-based Index components created by BNP Paribas.*

The BNP Paribas Catalyst Systematic Alpha Commodities Index (“BCKTSACE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BCKTSACE Index is comprised of two rules-based Index components created by BNP Paribas.*

The Barclays BEFSRPPM Index (“BEFSRPPM Strategy”) is a rules-based strategy designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BEFSRPPM Strategy is comprised of thirteen rules-based Index components created by Barclays.**

The CIBC Multi Asset Systematic Alpha Index (“CIBQMASA”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC.***

Custom Asset Series X1 Excess Return Strategy (“RCXTCAX1”) is a rules-based index containing strategies across a mix of non-commodity asset classes which look to invest in premias including carry, volatility, trend and relative value. The index has 13 components which comprise the broader index.

Custom Asset Series X2 Excess Return Strategy (“RCXTCAX2”) is a rules-based index containing two commodities strategies (one based on carry and the other on curve RV).

The J..P. Morgan XRJPCT12 Index is a cross-assets rules-based index that considers short-term and long-term portfolio dynamics to optimize the weight to ensure diversification and avoid concentration risk. The fund’s advisor We adds a layer of Volatility Targeting to adjust the overall portfolio exposure dynamically to maintain a target volatility of 12%. The index is comprised of seven rules-based index components created by JPMorgan. ****

The HSBC Systematic Alpha Index (“HSIESA1I”) is a rules-based index containing strategies across a mix of asset classes which look to invest in premias including carry, trend, and smart beta. The index has 6 components which comprise the broader index. *****

								Unrealized
								Appreciation/
Shares	Reference Entity	Payment Frequency	Notional Amount	Counterparty	Maturity	Pay Fixed Rate	Upfront Payments	(Depreciation)
26,140	BNP Paribas Catalyst Systematic Alpha Non-Commodities Index *	Maturity	(115,166,124)	BNP Paribas	1/12/2026	0.2000%	—	$2,074,956
26,140	BNP Paribas Catalyst Systematic Alpha Commodities Index +*	Monthly	(112,523,057)	BNP Paribas	1/12/2026	0.2000%	—	1,703,338
5,350	CIBC Multi Asset Systematic Alpha Index +***	Monthly	(14,326,698)	CIBC	4/30/2026	0.1000%	—	(487,751)
16,522	Barclays BEFSRPPM Index**	Maturity	(9,685,810)	Barclays	4/7/2026	0.0000%	—	(370,137)
179,083	Custom Asset Series X1 Excess Return Strategy	Monthly	(14,598,846)	Goldman Sachs	2/12/2026	1.0690%	—	369,195
179,083	Custom Asset Series X2 Excess Return Strategy +	Monthly	(3,538,680)	Goldman Sachs	2/12/2026	0.7170%	—	106,040
8,197	J.P. Morgan XRJPCT12 Index +****	Quarterly	(19,603,102)	JP Morgan	12/3/2026	0.2800%	—	263,138
26,294	HSBC Systematic Alpha 1 Index*****	Monthly	(14,999,938)	HSBC	11/13/2026	1.0000%	—	55,743
								$3,714,522

+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/

**	Additional information can be found on https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIIRPPM

***	Additional information can be found on https://indices.cibccm.com/CIBQMASA/

****	Additional information can be found on http://www.jpmorganindices.com/indices/XRJPCT12

*****	Additional information can be found on https://www.solactive.com/index/DE000SL0PR63/

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Custom Asset Series X1 Excess Return Strategy Total Return Swap Top 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom Asset Series X1 Excess Return Strategy Total Return Swap.

Credit Default Swaps
Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
(3,379,691)	CDX.NA.HY.45-V1.5Y	Goldman Sachs	Pay	0.0500	12/20/2030	(3,379,691)	264,124
(5,282,155)	CDX.NA.IG.45-V1.5Y	Goldman Sachs	Pay	0.0100	12/20/2030	(5,282,155)	121,134
(7,042,470)	iTraxx Europe.44-V1.5Y	Goldman Sachs	Pay	0.0100	12/20/2030	(7,042,470)	193,597

Equity Forwards
							Value and Unrealized
Contracts	Name	Counterparty				Notional	Appreciation(Depreciation)
(521)	S&P 500 Index	Goldman Sachs				(3,564,968)	—
(469)	S&P 500 Index	Goldman Sachs				(3,210,380)	—

Open Long Futures
							Value and Unrealized
Contracts	Name				Expiration Date	Notional	Appreciation(Depreciation)
36,351	Euro BTPs				3/6/2026	5,130,708	—
47,323	Euro OATs				3/6/2026	6,702,199	—
5,508,567	JGB				3/11/2026	4,653,350	—
42,706	Ten-Year Australian Government Bonds				3/16/2026	3,117,962	—
(36,508)	Ultra 10yr US Notes				3/20/2026	(4,203,967)	—

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(4,730,974)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		1/21/2026	47.5000	(4,730,974)	(521)
(6,591,610)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		1/21/2026	50.0000	(6,591,610)	(3,150)
(4,835,685)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		1/21/2026	52.5000	(4,835,685)	(1,991)
(5,911,633)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		1/21/2026	55.0	(5,911,633)	(1,499)
(5,473,925)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		1/21/2026	57.5000	(5,473,925)	(962)
(3,059,178)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		2/18/2026	48	(3,059,178)	(1,080)
(3,059,178)	CDX.NA.IG.45-V1.5Y	Goldman Sachs		2/18/2026	50	(3,059,178)	(2,482)
(5,500,050)	iTraxx Europe.44-V1.5Y	Goldman Sachs		1/21/2026	50	(6,459,533)	(2,883)
(4,623,208)	iTraxx Europe.44-V1.5Y	Goldman Sachs		1/21/2026	53	(5,429,727)	(6,235)
(4,638,460)	iTraxx Europe.44-V1.5Y	Goldman Sachs		1/21/2026	55.0	(5,447,639)	(1,563)
(5,195,684)	iTraxx Europe.44-V1.5Y	Goldman Sachs		1/21/2026	58	(6,102,071)	(1,095)
(4,203,906)	iTraxx Europe.44-V1.5Y	Goldman Sachs		1/21/2026	60	(4,937,278)	(601)
(590)	S&P 500 Index	Goldman Sachs	Call	1/2/2026	6,995	(4,041,469)	(44)
(607)	S&P 500 Index	Goldman Sachs	Call	1/2/2026	7,020	(4,155,134)	(30)
(797)	S&P 500 Index	Goldman Sachs	Call	1/2/2026	7,025	(5,455,518)	(40)
(1,869)	S&P 500 Index	Goldman Sachs	Call	1/2/2026	7,030	(12,794,687)	(93)
(1,175)	S&P 500 Index	Goldman Sachs	Call	1/2/2026	7,050	(8,042,167)	(59)
(463)	S&P 500 Index	Goldman Sachs	Call	1/2/2026	7,225	(3,169,500)	(23)
(990)	S&P 500 Index	Goldman Sachs	Call	1/9/2026	7,055	(6,773,976)	(348)
(795)	S&P 500 Index	Goldman Sachs	Call	1/9/2026	7,075	(5,444,757)	(199)
(756)	S&P 500 Index	Goldman Sachs	Call	1/9/2026	7,100	(5,177,479)	(126)
(601)	S&P 500 Index	Goldman Sachs	Call	1/9/2026	7,120	(4,112,659)	(90)
(483)	S&P 500 Index	Goldman Sachs	Call	1/16/2026	7,190	(3,303,238)	(229)

Interest Rate Swaps
Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
(5,245,908)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0370	1/8/2036	(5,245,908)	(38,733)
3,876,195	10yr Point On US Dollar	Goldman Sachs	Receive	0.0370	1/14/2036	3,876,195	32,220
6,522,139	10yr Point On US Dollar	Goldman Sachs	Receive	0.0370	1/14/2036	6,522,139	43,278
2,855,115	10yr Point On US Dollar	Goldman Sachs	Receive	0.0370	1/14/2036	2,855,115	11,774
5,070,893	10yr Point On US Dollar	Goldman Sachs	Receive	0.0380	1/16/2036	5,070,893	(4,411)
4,636,561	10yr Point On US Dollar	Goldman Sachs	Receive	0.0370	1/22/2036	4,636,561	15,799
3,507,126	10yr Point On US Dollar	Goldman Sachs	Receive	0.0380	1/22/2036	3,507,126	(2,720)
(4,437,284)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0380	1/28/2036	(4,437,284)	3,012
4,203,779	10yr Point On US Dollar	Goldman Sachs	Receive	0.0380	1/28/2036	4,203,779	4,175
(9,112,672)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0370	1/29/2036	(9,112,672)	(16,799)
3,386,579	10yr Point On US Dollar	Goldman Sachs	Receive	0.0380	2/4/2036	3,386,579	(4,781)
(6,893,416)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0380	2/4/2036	(6,893,416)	(7,556)
(8,395,153)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0380	2/5/2036	(8,395,153)	(2,320)
6,136,065	20yr Point On US Dollar	Goldman Sachs	Receive	0.0410	1/16/2046	6,136,065	76,967
(4,664,922)	20yr Point On US Dollar	Goldman Sachs	Pay	0.0410	1/29/2046	(4,664,922)	(14,577)
(2,974,718)	20yr Point On US Dollar	Goldman Sachs	Pay	0.0410	2/5/2046	(2,974,718)	(1,423)
3,659,600	30yr Point On US Dollar	Goldman Sachs	Receive	0.0400	1/13/2056	3,659,600	62,705

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Custom Asset Series X2 Excess Return Strategy Total Return Swap Top 50 Holdings

Open Long Futures
							Value and Unrealized
Contracts	Name				Expiration Date	Notional	Appreciation(Depreciation)
218	Aluminium				11/2026	656,913	—
19,947	Brent Crude Oil				05/2026	1,203,184	—
186,006	Coffee				05/2026	620,052	—
274,407	Copper HG				03/2026	1,559,179	—
90,006	Copper HG				07/2026	521,225	—
285,274	Corn				03/2026	1,255,918	—
228,515	Corn				09/2026	1,024,890	—
198	Gold				02/2026	861,435	—
205,423	Natural Gas				03/2026	642,973	—
136,361	Natural Gas				07/2026	500,580	—
55,389	Soybean				03/2026	580,197	—
56,550	Soybean				05/2026	600,000	—
55,793	Soybean				07/2026	599,358	—
17,960	WTI Crude Oil				03/2026	1,027,680	—
150	Zinc				11/2026	467,052	—

Open Short Futures
							Value and Unrealized
Contracts	Name				Expiration Date	Notional	Appreciation(Depreciation)
(313)	Aluminium				03/2026	(937,740)	—
(19,778)	Brent Crude Oil				03/2026	(1,203,502)	—
(98,778)	Chicago Wheat				03/2026	(500,803)	—
(177,959)	Coffee				03/2026	(620,634)	—
(242,999)	Copper HG				03/2026	(1,380,720)	—
(232,925)	Corn				03/2026	(1,025,451)	—
(776)	Gasoil				03/2026	(477,942)	—
(348,364)	Live Cattle				02/2026	(806,811)	—
(486,295)	Natural Gas				03/2026	(1,522,105)	—
(30)	Nickel				03/2026	(493,325)	—
(113,477)	Soybean				03/2026	(1,188,674)	—
(2,206)	Soybean Meal				03/2026	(660,347)	—
(1,547,022)	Soybean Oil				03/2026	(751,234)	—
(17,960)	WTI Crude Oil				03/2026	(1,027,680)	—
(150)	Zinc				03/2026	(466,824)	—

Options Purchased
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
17,969	Brent Crude Oil	Goldman Sachs	Put	1/27/2026	53.00	1,093,414	2,516
13,896	Brent Crude Oil	Goldman Sachs	Put	1/27/2026	52.00	845,586	1,390
13,847	Brent Crude Oil	Goldman Sachs	Put	1/27/2026	51.50	842,562	1,246
8,460	Brent Crude Oil	Goldman Sachs	Call	2/24/2026	73.00	511,737	2,369
8,408	Brent Crude Oil	Goldman Sachs	Put	1/27/2026	50.50	511,619	589
8,281	Brent Crude Oil	Goldman Sachs	Put	2/24/2026	50.00	500,895	2,236
7,879	Brent Crude Oil	Goldman Sachs	Put	1/27/2026	53.50	479,415	1,261
7,812	Brent Crude Oil	Goldman Sachs	Put	1/27/2026	52.50	475,359	937
7,623	Brent Crude Oil	Goldman Sachs	Put	2/24/2026	51.50	461,134	2,744
7,507	Brent Crude Oil	Goldman Sachs	Call	1/27/2026	71.50	456,824	826

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(7,384)	Brent Crude Oil	Goldman Sachs	Put	1/27/2026	59.25	(449,346)	(7,311)
(7,802)	Brent Crude Oil	Goldman Sachs	Call	1/27/2026	62.75	(474,742)	(7,334)
(108,195)	Corn	Goldman Sachs	Call	1/23/2026	4.50	(476,330)	(4,193)
(7,886)	Brent Crude Oil	Goldman Sachs	Put	1/27/2026	60.50	(479,865)	(11,750)
(113,185)	Corn	Goldman Sachs	Call	1/23/2026	4.70	(498,296)	(849)
(113,978)	Corn	Goldman Sachs	Call	1/23/2026	4.75	(501,789)	(570)
(9,082)	Brent Crude Oil	Goldman Sachs	Put	1/27/2026	59.00	(552,663)	(8,265)
(133,297)	Corn	Goldman Sachs	Call	1/23/2026	4.65	(586,840)	(1,500)
(179,218)	Corn	Goldman Sachs	Call	1/23/2026	4.55	(789,008)	(4,704)
(180,845)	Corn	Goldman Sachs	Call	1/23/2026	4.60	(796,171)	(3,165)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

J.P. Morgan XRJPCT12 Index Total Return Swap Holdings

Shares	Name	Fair Value
20.86	J.P. Morgan Locator Curve Carry Index (JMABLCCU)	4,896
9.82	J.P. Morgan FX Neo Carry Index (JMFXTNCL)	1,932
1.55	J.P. Morgan Cross Asset Trend Following Index (AIJPLT2U)	1,149
19.88	J.P.Morgan ERP Global Trend 4 Factor Multi-Factor (L/S) USD Index (Series 1)(JPQTR4W1)	2,091
3.57	J.P. Morgan Helix 3 Index (JHLXH3US)	1,258
11.48	J.P. Morgan Intraday Bespoke Index (JPOSIOB5)	1,229
6.06	J.P. Morgan U.S. Technology Momentum QES Long Short Bespoke Index (JPUSNQIM)	1,139

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.3%
	AEROSPACE & DEFENSE - 1.2%
505	Boeing Company (The)(a)	$109,646
505	General Electric Company	155,555
505	Howmet Aerospace, Inc.	103,535
505	L3Harris Technologies, Inc.	148,253
505	RTX Corporation	92,617
		609,606
	ASSET MANAGEMENT - 0.2%
505	Apollo Global Management, Inc.	73,103
505	Charles Schwab Corporation (The)	50,455
		123,558
	AUTOMOTIVE - 1.2%
7,074	Ford Motor Company	92,811
1,011	General Motors Company	82,215
1,011	Tesla, Inc.(a)	454,666
		629,692
	BANKING - 2.1%
6,063	Bank of America Corporation	333,466
505	Citigroup, Inc.	58,928
1,011	JPMorgan Chase & Company	325,764
505	PNC Financial Services Group, Inc. (The)	105,409
1,011	Truist Financial Corporation	49,751
1,011	US Bancorp	53,947
2,021	Wells Fargo & Company	188,357
		1,115,622
	BEVERAGES - 0.6%
3,537	Coca-Cola Company (The)	247,272
2,526	Keurig Dr Pepper, Inc.	70,753
		318,025
	CHEMICALS - 0.3%
505	Ecolab, Inc.	132,573

	COMMERCIAL SUPPORT SERVICES - 0.6%
505	Cintas Corporation	94,975
505	Republic Services, Inc.	107,025

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.6% (Continued)
505	Waste Management, Inc.	$110,954
		312,954
	DATA CENTER REIT - 0.2%
505	Digital Realty Trust, Inc.	78,129

	DIVERSIFIED INDUSTRIALS - 0.9%
505	3M Company	80,851
505	Emerson Electric Company	67,024
1,011	Honeywell International, Inc.	197,235
505	Illinois Tool Works, Inc.	124,382
		469,492
	ELECTRIC UTILITIES - 2.0%
1,011	American Electric Power Company, Inc.	116,578
1,011	Duke Energy Corporation	118,500
2,021	Exelon Corporation	88,095
3,032	NextEra Energy, Inc.	243,410
6,569	PG&E Corporation	105,564
1,011	Public Service Enterprise Group, Inc.	81,183
1,011	Sempra	89,261
505	Vistra Corporation	81,472
1,011	Xcel Energy, Inc.	74,672
		998,735
	ELECTRICAL EQUIPMENT - 0.7%
505	AMETEK, Inc.	103,682
505	Amphenol Corporation, Class A	68,246
505	Trane Technologies PLC	196,545
		368,473
	ENTERTAINMENT CONTENT - 0.3%
1,516	Walt Disney Company (The)	172,475

	HEALTH CARE REIT - 0.2%
505	Welltower, Inc.	93,733

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.3% (Continued)
	INDUSTRIAL REIT - 0.4%
2,021	Prologis, Inc.	$258,000

	INDUSTRIAL SUPPORT SERVICES - 0.2%
2,021	Fastenal Company	81,103

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
505	Bank of New York Mellon Corporation (The)	58,625
505	Intercontinental Exchange, Inc.	81,790
505	Nasdaq, Inc.	49,051
		189,466
	INSURANCE - 1.3%
505	Aflac, Inc.	55,686
505	Aon PLC, Class A	178,204
1,516	MetLife, Inc.	119,673
1,011	Progressive Corporation (The)	230,226
505	Prudential Financial, Inc.	57,004
		640,793
	INTERNET MEDIA & SERVICES - 1.0%
505	Alphabet, Inc., Class A	158,065
505	Meta Platforms, Inc., Class A	333,345
		491,410
	LEISURE FACILITIES & SERVICES - 1.4%
505	Hilton Worldwide Holdings, Inc.	145,061
505	Marriott International, Inc., Class A	156,672
505	McDonald’s Corporation	154,343
505	Royal Caribbean Cruises Ltd.	140,855
505	Yum! Brands, Inc.	76,396
		673,327
	MACHINERY - 0.5%
505	Deere & Company	235,113

	MEDICAL EQUIPMENT & DEVICES - 1.1%
2,021	Boston Scientific Corporation(a)	192,702
1,011	Edwards Lifesciences Corporation(a)	86,188

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.1% (Continued)
505	Intuitive Surgical, Inc.(a)	$286,012
		564,902
	METALS & MINING - 0.2%
3,032	Freeport-McMoRan, Inc.	153,994

	OIL & GAS PRODUCERS - 3.1%
2,021	Chevron Corporation	308,021
2,021	ConocoPhillips	189,186
505	Diamondback Energy, Inc.	75,917
3,032	Exxon Mobil Corporation	364,870
4,547	Kinder Morgan, Inc.	124,997
505	Marathon Petroleum Corporation	82,128
1,516	MPLX, L.P.	80,909
1,011	ONEOK, Inc.	74,309
505	Phillips 66	65,165
505	Valero Energy Corporation	82,209
2,021	Williams Companies, Inc. (The)	121,482
		1,569,193
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
1,516	Baker Hughes Company	69,039
4,547	SLB Ltd.	174,514
		243,553
	REAL ESTATE SERVICES - 0.2%
505	CBRE Group, Inc., Class A(a)	81,199

	RETAIL - DISCRETIONARY - 0.4%
505	Lowe’s Companies, Inc.	121,786
505	TJX Companies, Inc. (The)	77,573
		199,359
	RETAIL REIT - 0.2%
505	Simon Property Group, Inc.	93,481

	SEMICONDUCTORS - 2.2%
505	Advanced Micro Devices, Inc.(a)	108,151

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 34.3% (Continued)
	SEMICONDUCTORS - 2.2% (Continued)
505	Analog Devices, Inc.	$136,956
505	Applied Materials, Inc.	129,780
505	Broadcom, Inc.	174,781
505	Lam Research Corporation	86,446
2,021	NVIDIA Corporation	376,916
505	Texas Instruments, Inc.	87,612
		1,100,642
	SOFTWARE - 3.1%
505	Autodesk, Inc.(a)	149,485
505	Cadence Design Systems, Inc.(a)	157,853
1,011	Fortinet, Inc.(a)	80,284
505	Intuit, Inc.	334,521
505	Microsoft Corporation	244,228
1,011	Oracle Corporation	197,054
1,011	Palo Alto Networks, Inc.(a)	186,226
1,011	Salesforce, Inc.	267,824
		1,617,475
	SPECIALTY FINANCE - 0.4%
505	American Express Company	186,825

	STEEL - 0.2%
505	Nucor Corporation	82,371

	TECHNOLOGY HARDWARE - 1.8%
1,516	Apple, Inc.	412,140
505	Arista Networks, Inc.(a)	66,170
2,526	Cisco Systems, Inc.	194,578
505	Dell Technologies, Inc., Class C	63,569
505	Motorola Solutions, Inc.	193,577
		930,034
	TECHNOLOGY SERVICES - 2.6%
505	Automatic Data Processing, Inc.	129,901
1,516	Cognizant Technology Solutions Corporation, Class A	125,828
505	International Business Machines Corporation	149,586

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 34.3% (Continued)
	TECHNOLOGY SERVICES - 2.6% (Continued)
505	Mastercard, Inc., Class A			$288,294
505	S&P Global, Inc.			263,908
1,011	Visa, Inc., Class A			354,568
				1,312,085
	TELECOMMUNICATIONS - 1.2%
6,063	AT&T, Inc.			150,605
1,011	T-Mobile US, Inc.			205,274
6,569	Verizon Communications, Inc.			267,556
				623,435
	TRANSPORTATION & LOGISTICS - 1.4%
1,516	Delta Air Lines, Inc.			105,210
505	FedEx Corporation			145,874
505	Old Dominion Freight Line, Inc.			79,184
505	Union Pacific Corporation			116,817
2,526	United Parcel Service, Inc., Class B			250,553
				697,638

	TOTAL COMMON STOCKS (Cost $17,267,425)			17,448,465

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 33.4%
	U.S. TREASURY BILLS — 33.4%
17,000,000	United States Treasury Bill(b)	3.2303	01/22/26	16,966,440

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,964,746)			16,966,440

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.5%
	MONEY MARKET FUNDS - 17.5%
8,898,521	First American Treasury Obligations Fund, Class X, 3.65% (Cost $8,898,521)(c)	$8,898,521

	TOTAL INVESTMENTS - 85.2% (Cost $43,130,692)	$43,313,426
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.8%	7,510,100
	NET ASSETS - 100.0%	$50,823,526

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
232	CBOT 10 Year US Treasury Note Future	03/23/2026	$26,085,500	$(55,956)
394	CBOT 5 Year US Treasury Note Future	04/01/2026	43,066,048	(44,472)
3	CBOT US Treasure Bond Future	03/23/2026	346,781	(750)
15	CME British Pound Currency Future	03/17/2026	1,261,688	3,325
12	CME E-Mini NASDAQ 100 Index Future	03/23/2026	6,109,620	(11,015)
71	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	24,468,374	92,049
26	CME Euro Foreign Exchange Currency Future	03/17/2026	3,828,500	(1,600)
162	CME Euro FX/Japanese Yen Cross Rate Currency Future	03/17/2026	23,727,934	198,803
2	COMEX Copper Future(e)	03/30/2026	284,100	9,712
2	COMEX Gold 100 Troy Ounces Future(e)	02/26/2026	868,220	18,700
5	Eurex DAX Index Future	03/23/2026	3,625,764	52,132
58	Eurex EURO STOXX 50 Future	03/23/2026	3,980,005	53,090
9	HKG Hang Seng Index Future	01/30/2026	1,482,978	(25,449)
1	LME Copper Future(e)	03/17/2026	311,013	(1,887)
16	LME Lead Future(e)	03/17/2026	803,076	(3,167)
7	LME Primary Aluminum Future(e)	03/17/2026	524,032	15,951
5	LME Zinc Future(e)	03/17/2026	389,865	3,619
113	Long Gilt Future	03/30/2026	13,918,027	19,660
14	SGX Nikkei 225 Stock Index Future	03/13/2026	2,254,468	(10,642)
242	Three Month SONIA Index Future	12/15/2027	78,741,423	38,036
	TOTAL LONG FUTURES CONTRACTS			$350,139

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
2	CBOT 2 Year US Treasury Note Future	04/01/2026	$417,578	$86
72	CBOT Soybean Future(e)	03/16/2026	3,771,000	53,338
144	CME Australian Dollar Currency Future	03/17/2026	9,609,120	(71,192)
588	CME Canadian Dollar Currency Future	03/18/2026	42,994,561	(153,910)
45	CME Japanese Yen Currency Future	03/17/2026	3,610,406	(4,350)
36	Eurex 10 Year Euro BUND Future	03/09/2026	5,395,348	(4,757)
55	Eurex 2 Year Euro SCHATZ Future	03/09/2026	6,900,200	(2,499)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
70	Eurex 5 Year Euro BOBL Future	03/09/2026	$9,552,632	$(11,368)
12	NYBOT CSC C Coffee Future(e)	03/20/2026	1,569,375	(23,325)
150	NYBOT CSC Number 11 World Sugar Future(e)	03/02/2026	2,521,680	(38,864)
98	NYBOT CTN Number 2 Cotton Future(e)	03/10/2026	3,149,230	(18,460)
53	Three-Month SOFR Future	12/15/2027	12,826,663	(1,138)
7	TSE Japanese 10 Year Bond Future	03/16/2026	5,917,614	37,241
	TOTAL SHORT FUTURES CONTRACTS			$(239,198)
	TOTAL FUTURES CONTRACTS			$110,941

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is a holding of the CWAMSF Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.0%
	FIXED INCOME - 39.0%
118,496	iShares Core U.S. Aggregate Bond ETF	$11,835,380

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,640,898)	11,835,380

	SHORT-TERM INVESTMENTS — 39.8%
	MONEY MARKET FUNDS - 39.8%
12,095,298	First American Treasury Obligations Fund, Class X, 3.65% (Cost $12,095,298)(a)	12,095,298

	TOTAL INVESTMENTS - 78.8% (Cost $23,736,196)	$23,930,678
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.2%	6,440,795
	NET ASSETS - 100.0%	$30,371,473

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
5	3-Month CORRA Futures	06/17/2026	$889,891	$(1,089)
14	3-Month CORRA Futures	09/16/2026	2,490,929	(3,668)
10	3-Month CORRA Futures	12/16/2026	1,777,869	(2,571)
6	3-Month CORRA Futures	03/17/2027	1,065,683	(1,316)
3	3-Month CORRA Futures	06/16/2027	532,295	(707)
1	3-Month CORRA Futures	09/15/2027	177,286	(412)
6	Carbon Emissions Future(c)	12/15/2026	615,860	22,522
30	CBOT 10 Year US Treasury Note Future	03/23/2026	3,373,125	(19,399)
8	CBOT 2 Year US Treasury Note Future	04/01/2026	1,670,313	118
26	CBOT 5 Year US Treasury Note Future	04/01/2026	2,841,922	(8,820)
6	CBOT US Treasure Bond Futures	03/23/2026	693,563	(7,093)
1	CME Australian Dollar Currency Future	03/17/2026	66,730	364
1	CME British Pound Currency Future	03/17/2026	84,113	343
1	CME E-Mini NASDAQ 100 Index Future	03/23/2026	509,135	(143)
3	CME E-Mini Russell 2000 Index Futures	03/23/2026	374,700	(17,365)
54	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	18,609,750	(200,879)
1	CME E-Mini Standard & Poor’s MidCap 400 Index Future	03/23/2026	332,520	(9,735)
2	CME Feeder Cattle Future(c)	03/27/2026	345,325	7,275
1	CME Feeder Cattle Future(c)	05/01/2026	172,113	2,675
2	CME Lean Hogs Future(c)	02/17/2026	68,080	10
3	CME Lean Hogs Future(c)	04/16/2026	107,880	870
4	CME Live Cattle Future(c)	03/02/2026	370,560	4,580
3	CME Live Cattle Future(c)	05/01/2026	278,640	12,550
3	CME Live Cattle Future(c)	07/01/2026	272,130	10,470
1	CME Nikkei 225 Index Future	03/13/2026	252,875	150

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	COMEX Copper Future(c)	03/30/2026	$426,150	$34,275
3	COMEX Gold 100 Troy Ounces Future(c)	02/26/2026	1,302,330	30,670
1	COMEX Silver Future(c)	03/30/2026	353,015	22,140
2	E-Mini Dow Jones Industrial Average Index Futures	03/23/2026	483,360	(3,670)
1	Eurex DAX Index Future	03/23/2026	725,153	7,376
8	Eurex EURO STOXX 50 Future	03/23/2026	548,966	6,698
6	Euro-BTP Italian Bond Futures	03/09/2026	847,133	(1,656)
5	Euronext CAC 40 Index Future	01/20/2026	478,971	326
8	FTSE 100 Index Future	03/23/2026	1,072,052	16,107
3	FTSE/MIB Index Future	03/23/2026	793,932	11,964
8	HKG Hang Seng China Enterprises Index Future	01/30/2026	457,578	(2,924)
4	HKG Hang Seng Index Future	01/30/2026	659,101	(8,171)
4	ICE US Mini MSCI EAFE Index Futures	03/23/2026	580,420	4,285
7	ICE US MSCI Emerging Markets EM Index Futures	03/23/2026	493,990	9,712
2	IFSC NIFTY 50 Index Futures	01/28/2026	105,102	(486)
5	KFE KOSPI 200 Index Future	03/13/2026	526,567	20,586
2	LME Copper Future(c)	03/17/2026	622,025	83,352
12	LME Primary Aluminum Future(c)	03/17/2026	898,341	33,779
4	LME Zinc Future(c)	03/17/2026	311,892	5,074
5	Long Gilt Future	03/30/2026	615,842	370
6	Montreal Exchange 10 Year Canadian Bond Future	03/23/2026	528,541	241
32	Montreal Exchange 2 Year Canadian Bond Future	03/23/2026	2,462,068	(5,251)
16	Montreal Exchange 5 Year Canadian Bond Future	03/23/2026	1,320,618	(6,692)
2	Montreal Exchange S&P/TSX 60 Index Future	03/20/2026	542,603	2,388
1	NYMEX Palladium Future(c)	03/30/2026	165,140	(12,110)
2	NYMEX Platinum Future(c)	04/29/2026	204,420	17,630
19	OML Stockholm OMXS30 Index Future	01/20/2026	597,499	13,659
4	SAFEX FTSE/JSE Top 40 Index Future	03/20/2026	264,114	2,486
3	SFE S&P ASX Share Price Index 200 Future	03/20/2026	434,176	971
39	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	03/02/2026	409,929	3,854
67	SGX FTSE China A50 Futures	01/30/2026	1,023,760	(4,622)
3	SGX FTSE Taiwan Index Futures	01/30/2026	284,520	5,145
2	SGX MSCI Singapore Index Future	01/30/2026	69,355	569
2	SGX Nikkei 225 Stock Index Future	03/13/2026	322,067	(516)
2	STOXX Europe 600 ESG-X Future	03/23/2026	51,269	962
10	TEF SET50 Index Future	03/31/2026	52,710	(32)
3	Three Month SONIA Index Futures	09/15/2026	976,538	101
13	Three Month SONIA Index Futures	12/15/2026	4,234,730	1,359
12	Three Month SONIA Index Futures	03/17/2027	3,909,386	1,117
12	Three Month SONIA Index Futures	06/16/2027	3,908,173	1,082
12	Three Month SONIA Index Futures	09/15/2027	3,906,353	991
11	Three Month SONIA Index Futures	12/15/2027	3,579,156	616
9	Three Month SONIA Index Futures	03/15/2028	2,927,035	2,286
6	Three Month SONIA Index Futures	06/21/2028	1,950,346	830
5	Three Month SONIA Index Futures	09/20/2028	1,624,446	1,061
4	Three-Month SOFR Futures	03/17/2027	968,900	(188)
6	Three-Month SOFR Futures	06/16/2027	1,453,275	(275)
6	Three-Month SOFR Futures	09/15/2027	1,452,825	(1,263)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
6	Three-Month SOFR Futures	12/15/2027	$1,452,075	$(1,750)
6	Three-Month SOFR Futures	03/15/2028	1,451,175	(2,313)
6	Three-Month SOFR Futures	06/21/2028	1,450,200	(2,525)
7	Three-Month SOFR Futures	09/20/2028	1,690,850	(250)
3	TSE TOPIX (Tokyo Price Index) Future	03/13/2026	653,806	7,290
1	Ultra U.S. Treasury Bond Futures	03/23/2026	118,000	(500)
	TOTAL LONG FUTURES CONTRACTS			$84,888

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
11	3 Month Euro Euribor Future	06/15/2026	$3,164,826	$167
3	3 Month Euro Euribor Future	09/14/2026	862,958	(339)
3	3 Month Euro Euribor Future	12/15/2026	862,562	(501)
3	3 Month Euro Euribor Future	03/16/2027	861,989	(720)
5	3 Month Euro Euribor Future	06/15/2027	1,435,620	(957)
5	3 Month Euro Euribor Future	09/14/2027	1,434,592	(971)
6	3 Month Euro Euribor Future	12/14/2027	1,720,365	(1,016)
5	3 Month Euro Euribor Future	03/14/2028	1,432,683	(664)
6	3 Month Euro Euribor Future	06/20/2028	1,718,075	(752)
1	CBOT Corn Future(c)	03/16/2026	22,013	25
2	CBOT Soybean Future(c)	03/16/2026	104,750	1,613
6	CBOT Soybean Meal Future(c)	03/16/2026	179,640	3,100
2	CBOT Soybean Oil Future(c)	03/16/2026	58,272	96
9	CBOT Wheat Future(c)	03/16/2026	228,150	10,700
7	CBOT Wheat Future(c)	05/15/2026	181,475	6,500
2	CME Japanese Yen Currency Future	03/17/2026	160,463	1,075
2	Cocoa Future(c)	03/17/2026	118,005	(14,405)
2	Cocoa Future(c)	05/14/2026	117,844	(14,922)
13	Eurex 10 Year Euro BUND Future	03/09/2026	1,948,320	361
25	Eurex 2 Year Euro SCHATZ Future	03/09/2026	3,136,454	1,096
9	Eurex 30 Year Euro BUXL Future	03/09/2026	1,164,333	13,773
16	Eurex 5 Year Euro BOBL Future	03/09/2026	2,183,459	(2,407)
26	Euronext Milling Wheat Future(c)	03/11/2026	289,796	4,132
1	Euronext Rapeseed Future(c)	05/01/2026	26,433	689
1	French Government Bond Futures	03/09/2026	141,671	(755)
1	ICE Brent Crude Oil Future(c)	02/02/2026	60,850	(1,560)
1	ICE Gas Oil Future(c)	02/13/2026	62,000	(575)
7	ICE Natural Gas Future(c)	01/30/2026	195,015	(7,570)
9	KCBT Hard Red Winter Wheat Future(c)	03/16/2026	231,638	3,775
1	LME Lead Future(c)	03/17/2026	50,192	(1,533)
1	MDE Crude Palm Oil Future(c)	03/16/2026	24,951	(488)
3	MIAX Futures Onyx Hard Red Spring Wheat Futures(c)	03/16/2026	86,100	425
2	NYBOT CSC Cocoa Future(c)	03/17/2026	121,300	(19,410)
1	NYBOT CSC Cocoa Future(c)	05/14/2026	61,020	(11,090)
24	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	403,469	(11,984)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
14	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2026	$229,869	$(8,019)
7	NYBOT CTN Number 2 Cotton Future(c)	03/10/2026	224,945	45
2	NYMEX Henry Hub Natural Gas Futures(c)	01/29/2026	73,720	(1,400)
2	NYMEX Henry Hub Natural Gas Futures(c)	02/26/2026	62,600	2,890
1	NYMEX Light Sweet Crude Oil Future(c)	01/21/2026	57,420	(1,100)
1	NYMEX Light Sweet Crude Oil Future(c)	02/23/2026	57,220	(920)
1	NYMEX NY Harbor ULSD Futures(c)	02/02/2026	89,103	1,159
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	03/02/2026	73,143	1,071
1	SAFEX White Maize Future(c)	03/25/2026	21,340	549
24	SFE 10 Year Australian Bond Future	03/17/2026	1,753,264	(5,811)
62	SFE 3 Year Australian Bond Future	03/17/2026	4,343,582	(7,052)
18	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2026	11,898,045	5,598
16	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2026	10,572,941	6,873
7	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2026	4,624,420	2,019
8	SFE 90 Day Australian Bank Accepted Bills Future	12/11/2026	5,284,277	3,037
7	SFE 90 Day Australian Bank Accepted Bills Future	03/12/2027	4,623,517	2,779
5	SFE 90 Day Australian Bank Accepted Bills Future	06/11/2027	3,302,351	981
3	SFE 90 Day Australian Bank Accepted Bills Future	09/10/2027	1,981,314	1,093
5	Three-Month SOFR Futures	09/15/2026	1,208,625	(300)
4	Three-Month SOFR Futures	12/16/2026	968,450	(825)
5	TSE Japanese 10 Year Bond Futures	03/16/2026	4,226,868	26,333
12	TTF Natural Gas Base Load Monthly Futures(c)	01/30/2026	266,788	(11,935)
24	TurkDEX ISE 30 Futures	03/02/2026	71,420	996
3	WCE Canola Future(c)	03/16/2026	26,333	311
1	White Sugar Future(c)	02/17/2026	21,375	(250)
	TOTAL SHORT FUTURES CONTRACTS			$(26,970)
	TOTAL FUTURES CONTRACTS			$57,918

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	01/21/2026	Deutsche Bank	2,050,000	$1,368,008	$7,995
British Pound	01/21/2026	Deutsche Bank	1,050,000	1,415,386	10,616
Canadian Dollar	01/21/2026	Deutsche Bank	3,787,155	2,761,876	11,876
Euro	01/21/2026	Deutsche Bank	1,050,000	1,234,824	3,732
Israeli Shekel	01/21/2026	Deutsche Bank	2,925,611	918,209	18,208
Japanese Yen	01/21/2026	Deutsche Bank	255,621,531	1,635,170	(14,830)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025 (Unaudited) (Continued)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy: (continued)
Mexican Peso	01/21/2026	Deutsche Bank	35,721,506	$1,979,265	$29,264
New Zealand Dollar	01/21/2026	Deutsche Bank	2,050,000	1,180,733	(8,958)
Singapore Dollar	01/21/2026	Deutsche Bank	1,029,798	802,292	2,291
South African Rand	01/21/2026	Deutsche Bank	29,933,087	1,804,757	54,756
Swiss Franc	01/21/2026	Deutsche Bank	871,244	1,102,374	2,374
Thailand Baht	01/21/2026	Deutsche Bank	17,349,663	551,530	1,530
USD	01/21/2026	Deutsche Bank	6,672,740	957,902	7,902
Brazilian Real	02/03/2026	Deutsche Bank	7,641,006	1,383,245	(16,763)
Chilean Peso	03/18/2026	Deutsche Bank	646,824,270	719,068	19,064
Columbian Peso	03/18/2026	Deutsche Bank	1,916,709,999	495,267	(4,737)
Indian Rupee	03/18/2026	Deutsche Bank	68,037,465	751,324	1,323
Peruvian Sole	03/18/2026	Deutsche Bank	1,351,782	400,759	758
South Korean Won	03/18/2026	Deutsche Bank	1,085,375,747	753,805	3,805
Taiwanese Dollar	03/18/2026	Deutsche Bank	15,588,570	495,721	(4,279)
Indonesia Rupiah	03/25/2026	Deutsche Bank	2,507,051,186	149,781	(219)
				$22,861,296	$125,708

To Sell:
Australian Dollar	01/21/2026	Deutsche Bank	50,000	$33,366	$(166)
British Pound	01/21/2026	Deutsche Bank	100,000	134,799	(2,765)
Canadian Dollar	01/21/2026	Deutsche Bank	3,551,148	2,589,765	(39,764)
Euro	01/21/2026	Deutsche Bank	50,000	58,801	(318)
Japanese Yen	01/21/2026	Deutsche Bank	683,484,223	4,372,141	27,860
Mexican Peso	01/21/2026	Deutsche Bank	2,702,819	149,758	242
New Zealand Dollar	01/21/2026	Deutsche Bank	3,050,000	1,756,724	7,947
Singapore Dollar	01/21/2026	Deutsche Bank	1,097,128	854,747	(4,746)
South African Rand	01/21/2026	Deutsche Bank	4,191,611	252,727	(2,726)
Swiss Franc	01/21/2026	Deutsche Bank	199,353	252,240	(2,239)
Brazilian Real	02/03/2026	Deutsche Bank	1,366,039	247,292	2,708
Chilean Peso	03/18/2026	Deutsche Bank	45,849,500	50,970	(970)
Columbian Peso	03/18/2026	Deutsche Bank	774,976,751	200,250	(250)
Indian Rupee	03/18/2026	Deutsche Bank	113,240,101	1,250,485	(484)
Peruvian Sole	03/18/2026	Deutsche Bank	506,665	150,209	(209)
Philippine Peso	03/18/2026	Deutsche Bank	2,955,115	49,962	38
South Korean Won	03/18/2026	Deutsche Bank	2,266,212,926	1,573,910	(23,916)
Taiwanese Dollar	03/18/2026	Deutsche Bank	35,903,223	1,141,734	8,267
Indonesia Rupiah	03/25/2026	Deutsche Bank	5,001,750,001	298,826	1,175
				$15,418,706	$(30,316)

Total					$95,392

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025 (Unaudited)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
				Local Currency	Local Currency
		Settlement		Amount	Amount Purchased	U.S. Dollar Market	U.S. Dollar Market	Unrealized
Foreign Currency		Date	Counterparty	Purchased Sell	Sell	Value Buy	Value Sell	Appreciation/(Depreciation)
To Buy:	To Sell:
British Pound	Euro	1/21/2026	Deutsche Bank	1,312,158	1,500,000	1,768,765	(1,764,018)	$4,747
Czech Koruna	Euro	1/21/2026	Deutsche Bank	19,316,899	800,000	940,045	(940,816)	(771)
Euro	British Pound	1/21/2026	Deutsche Bank	2,100,000	1,850,281	2,469,642	(2,494,144)	(24,502)
Euro	Czech Koruna	1/21/2026	Deutsche Bank	500,000	12,130,931	588,005	(590,347)	(2,342)
Euro	Hungarian Forints	1/21/2026	Deutsche Bank	900,000	347,793,900	1,058,406	(1,061,943)	(3,537)
Euro	Japanese Yen	1/21/2026	Deutsche Bank	4,550,000	822,141,604	5,350,889	(5,259,113)	91,776
Euro	Norwegian Krone	1/21/2026	Deutsche Bank	1,300,000	15,524,369	1,528,808	(1,540,245)	(11,437)
Euro	Polish Zloty	1/21/2026	Deutsche Bank	750,000	3,178,204	882,006	(885,230)	(3,224)
Euro	Swedish Krona	1/21/2026	Deutsche Bank	400,000	4,378,662	470,404	(476,141)	(5,737)
Euro	Swiss Franc	1/21/2026	Deutsche Bank	1,150,000	1,072,727	1,352,416	(1,357,314)	(4,898)
Hungarian Forints	Euro	1/21/2026	Deutsche Bank	595,632,781	1,550,000	1,818,681	(1,822,831)	(4,150)
Japanese Yen	Euro	1/21/2026	Deutsche Bank	282,020,701	1,550,000	1,804,043	(1,822,809)	(18,766)
Norwegian Krone	Euro	1/21/2026	Deutsche Bank	18,878,912	1,600,000	1,873,064	(1,881,618)	(8,554)
Polish Zloty	Euro	1/21/2026	Deutsche Bank	6,364,356	1,500,000	1,772,671	(1,764,028)	8,643
Swedish Krona	Euro	1/21/2026	Deutsche Bank	26,205,290	2,400,000	2,849,586	(2,822,435)	27,151
Swiss Franc	Euro	1/21/2026	Deutsche Bank	835,967	900,000	1,057,738	(1,058,402)	(664)
				962,217,064	1,219,870,678	$27,585,169	$(27,541,434)	$43,735

Total								$139,127

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 49.0%
	ADVERTISING & MARKETING - 0.6%
112	AppLovin Corporation, Class A(a)	$75,468
174	Trade Desk, Inc. (The), Class A(a)	6,605
		82,073
	AEROSPACE & DEFENSE - 0.1%
30	Axon Enterprise, Inc.(a)	17,038

	AUTOMOTIVE - 1.7%
550	Tesla, Inc.(a)	247,346

	BEVERAGES - 0.9%
161	Coca-Cola Europacific Partners PLC	14,603
527	Keurig Dr Pepper, Inc.	14,761
394	Monster Beverage Corporation(a),(b)	30,208
495	PepsiCo, Inc.	71,042
		130,614
	BIOTECH & PHARMA - 1.5%
183	Amgen, Inc.	59,898
163	AstraZeneca PLC - ADR	14,985
88	Biogen, Inc.(a)	15,487
481	Gilead Sciences, Inc.	59,038
40	Regeneron Pharmaceuticals, Inc.	30,875
98	Vertex Pharmaceuticals, Inc.(a)	44,429
		224,712
	CABLE & SATELLITE - 0.4%
71	Charter Communications, Inc., Class A(a),(b)	14,821
1,470	Comcast Corporation, Class A	43,939
		58,760
	CHEMICALS - 0.5%
182	Linde PLC(b)	77,603

	COMMERCIAL SUPPORT SERVICES - 0.2%
158	Cintas Corporation	29,715

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.3%
224	Honeywell International, Inc.	$43,700

	E-COMMERCE DISCRETIONARY - 2.9%
1,568	Amazon.com, Inc.(a)	361,926
19	MercadoLibre, Inc.(a),(b)	38,271
278	PDD Holdings, Inc. - ADR(a)	31,522
		431,719
	ELECTRIC UTILITIES - 0.7%
256	American Electric Power Company, Inc.	29,519
116	Constellation Energy Corporation	40,979
335	Exelon Corporation	14,603
201	Xcel Energy, Inc.	14,846
		99,947
	ENTERTAINMENT CONTENT - 0.4%
73	Electronic Arts, Inc.	14,916
70	Take-Two Interactive Software, Inc.(a)	17,922
1,076	Warner Bros Discovery, Inc.(a)	31,011
		63,849
	FOOD - 0.3%
545	Mondelez International, Inc., Class A	29,337
595	The Kraft Heinz Company	14,429
		43,766
	INDUSTRIAL SUPPORT SERVICES - 0.1%
351	Fastenal Company	14,086

	INTERNET MEDIA & SERVICES - 6.8%
111	Airbnb, Inc., Class A(a)	15,065
882	Alphabet, Inc., Class A	276,066
830	Alphabet, Inc., Class C	260,454
12	Booking Holdings, Inc.	64,264
128	DoorDash, Inc., Class A(a)	28,989
312	Meta Platforms, Inc., Class A	205,948
1,574	Netflix, Inc.(a)	147,578
		998,364

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	LEISURE FACILITIES & SERVICES - 0.4%
104	Marriott International Inc, Class A(b)	$32,265
330	Starbucks Corporation	27,789
		60,054
	MEDICAL EQUIPMENT & DEVICES - 0.9%
224	Dexcom, Inc.(a)	14,867
171	GE HealthCare Technologies, Inc.(b)	14,025
30	IDEXX Laboratories, Inc.(a)	20,296
136	Intuitive Surgical, Inc.(a)	77,025
		126,213
	OIL & GAS PRODUCERS - 0.1%
100	Diamondback Energy, Inc.	15,033

	OIL & GAS SERVICES & EQUIPMENT - 0.1%
332	Baker Hughes Company	15,119

	RETAIL - CONSUMER STAPLES - 1.0%
173	Costco Wholesale Corporation	149,185

	RETAIL - DISCRETIONARY - 0.5%
68	Lululemon Athletica, Inc.(a)	14,131
330	O’Reilly Automotive, Inc.(a)	30,099
163	Ross Stores, Inc.	29,363
		73,593
	SEMICONDUCTORS - 13.4%
591	Advanced Micro Devices, Inc.(a)	126,569
162	Analog Devices, Inc.	43,934
296	Applied Materials, Inc.	76,069
51	ARM Holdings PLC - ADR(a),(b)	5,575
32	ASML Holding N.V. - ADR	34,235
1,218	Broadcom, Inc.	421,551
409	GLOBALFOUNDRIES, Inc.(a)	14,282
1,627	Intel Corporation(a)	60,036
49	KLA Corporation	59,539
458	Lam Research Corporation	78,400

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	SEMICONDUCTORS - 13.4% (Continued)
352	Marvell Technology, Inc.(b)	$29,913
229	Microchip Technology, Inc.(b)	14,592
410	Micron Technology, Inc.	117,018
3,734	NVIDIA Corporation	696,392
66	NXP Semiconductors N.V.	14,326
271	ON Semiconductor Corporation(a)	14,675
424	QUALCOMM, Inc.	72,525
335	Texas Instruments, Inc.	58,119
		1,937,750
	SOFTWARE - 8.0%
164	Adobe, Inc.(a)	57,398
90	Atlassian Corporation, Class A(a),(b)	14,593
99	Autodesk, Inc.(a)	29,305
94	Cadence Design Systems, Inc.(a)	29,383
94	Crowdstrike Holdings, Inc., Class A(a)	44,063
107	Datadog, Inc., Class A(a),(b)	14,551
373	Fortinet, Inc.(a)	29,620
108	Intuit, Inc.	71,541
1,099	Microsoft Corporation	531,498
797	Palantir Technologies, Inc., Class A(a)	141,667
240	Palo Alto Networks, Inc.(a)	44,208
42	Roper Technologies, Inc.	18,695
448	Shopify, Inc., Class A(a),(b)	72,115
98	Strategy, Inc., Class A(a),(b)	14,891
69	Synopsys, Inc.(a)	32,411
68	Workday, Inc., Class A(a)	14,605
58	Zscaler, Inc.(a)	13,045
		1,173,589
	SPECIALTY FINANCE - 0.1%
248	PayPal Holdings, Inc.	14,478

	TECHNOLOGY HARDWARE - 5.1%
2,291	Apple, Inc.	622,831

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	TECHNOLOGY HARDWARE - 5.1% (Continued)
1,535	Cisco Systems, Inc.	$118,241
		741,072
	TECHNOLOGY SERVICES - 0.9%
170	Automatic Data Processing, Inc.	43,729
50	CDW Corp	6,810
176	Cognizant Technology Solutions Corporation, Class A	14,608
228	CoStar Group, Inc.(a)	15,331
130	Paychex, Inc.(b)	14,583
113	Thomson Reuters Corporation	14,904
68	Verisk Analytics, Inc.(b)	15,211
		125,176
	TELECOMMUNICATIONS - 0.6%
440	T-Mobile US, Inc.	89,337

	TRANSPORTATION & LOGISTICS - 0.3%
807	CSX Corporation	29,254
94	Old Dominion Freight Line, Inc.	14,739
		43,993
	TRANSPORTATION EQUIPMENT - 0.1%
133	PACCAR, Inc.	14,565

	WHOLESALE - DISCRETIONARY - 0.1%
377	Copart, Inc.(a)	14,760

	TOTAL COMMON STOCKS (Cost $5,170,772)	7,157,209

	EXCHANGE-TRADED FUNDS — 43.3%
	EQUITY - 43.3%
10,274	Invesco QQQ Trust Series 1 ETF	6,311,421
312	ProShares Ultra Semiconductors	16,383
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,587,764)	6,327,804

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.1%
	COLLATERAL FOR SECURITIES LOANED - 2.5%
364,045	Mount Vernon Liquid Assets Portfolio, LLC, 3.84% (Cost $364,045)(c),(f)	$364,045

	MONEY MARKET FUNDS - 0.6%
84,148	First American Treasury Obligations Fund, Class X, 3.65% (Cost $84,148)(c)	84,148

	TOTAL SHORT-TERM INVESTMENTS (Cost $448,193)	448,193

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.5%
	CALL OPTIONS PURCHASED - 0.5%
38	S&P Emini Future, Maturing January 2026	WED	01/16/2026	$6,950	$13,205,000	$71,725
	TOTAL CALL OPTIONS PURCHASED (Cost - $105,250)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $105,250)					71,725

	TOTAL INVESTMENTS - 95.9% (Cost $11,311,979)					$14,004,931
	PUT OPTIONS WRITTEN — (0.0)%(e) (Premiums received - $13,100)					(3,535)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%					604,949
	NET ASSETS - 100.0%					$14,606,345

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS — (0.0)% (e)
	PUT OPTIONS WRITTEN — (0.0)%(e)
14	S&P Emini Future, Maturing January 2026	WED	01/16/2026	$6,425	$4,497,500	$3,535
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $13,100)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $13,100)					$3,535

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
49	CBOE Volatility Index Future	03/19/2026	$967,162	$(16,420)
40	CBOE Volatility Index Future	04/16/2026	818,132	7,632
	TOTAL FUTURES CONTRACTS			$(8,788)

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $353,108 at December 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(d)	Each contract is equivalent to one futures contract.

(e)	Percentage rounds to greater than (0.1%).

(f)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $364,045 at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.9%
	EQUITY - 49.9%
1,569,653	Dimensional Emerging Core Equity Market ETF	$51,123,598
1,454,948	Dimensional International Core Equity 2 ETF	50,137,508
2,939,529	Dimensional US Core Equity 2 ETF	116,375,953
986,101	Dimensional US High Profitability ETF	37,501,421
7,792,453	iShares Core S&P Mid-Cap ETF	514,301,898
2,221,679	iShares Core S&P Small-Cap ETF	267,001,382
816,234	iShares MSCI Australia ETF	21,377,168
659,985	iShares MSCI Brazil ETF	20,967,723
394,205	iShares MSCI Canada ETF	21,259,476
178,952	iShares MSCI France ETF	8,051,050
638,585	iShares MSCI Hong Kong ETF	13,569,931
2,393,426	iShares MSCI India ETF	129,364,675
1,431,920	iShares MSCI Intl Quality Factor ETF	65,080,764
759,224	iShares MSCI Japan ETF	61,299,746
206,182	iShares MSCI Malaysia ETF	5,641,140
297,086	iShares MSCI Mexico ETF	20,596,972
475,622	iShares MSCI Singapore ETF	13,084,361
106,287	iShares MSCI South Africa ETF	7,312,546
204,438	iShares MSCI Spain ETF	11,021,253
500,955	iShares MSCI Switzerland ETF	30,037,262
1,023,668	iShares MSCI Taiwan ETF	65,033,628
70,522	iShares MSCI Thailand ETF	4,208,048
107,637	iShares MSCI Turkey ETF	3,704,866
1,281,507	iShares MSCI United Kingdom ETF	56,360,678
3,752,960	iShares MSCI USA Min Vol Factor ETF	353,378,714
212,601	iShares MSCI USA Quality Factor ETF	42,226,811
1,462,605	iShares Russell 1000 ETF	546,195,211
1,431,749	iShares Russell 2000 ETF	352,439,334
685,140	iShares Russell Mid-Cap ETF	65,958,428
466,818	SPDR S&P 500 ETF Trust	318,332,531
6,211,582	Vanguard FTSE Emerging Markets ETF	333,934,648
96,955	Vanguard FTSE Europe ETF	8,106,408
378,439	Vanguard Large-Cap ETF	119,132,597
379,615	Vanguard Mid-Cap ETF	110,171,865

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.9% (Continued)
	EQUITY - 49.9% (Continued)
1,174,363	Vanguard Real Estate ETF	$103,919,382
227,957	Vanguard S&P 500 ETF	142,958,673
323,914	Vanguard Small-Cap ETF	83,553,616
440,569	WisdomTree India Earnings Fund	20,393,939
		4,195,115,204

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,747,687,640)	4,195,115,204

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 44.1%
	U.S. TREASURY NOTES — 44.1%
1,594,733,000	United States Treasury Note(c),(d)	1.6250	02/15/26	1,590,758,591
853,663,000	United States Treasury Note(c)	1.6250	05/15/26	847,735,044
1,279,590,000	United States Treasury Note(c)	1.5000	08/15/26	1,263,478,222
				3,701,971,857
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,699,041,182)			3,701,971,857

Shares
	SHORT-TERM INVESTMENTS — 4.5%
	MONEY MARKET FUNDS - 4.5%
374,656,192	First American Treasury Obligations Fund, Class X, 3.65%(a),(c)			374,656,192
	TOTAL SHORT-TERM INVESTMENTS (Cost $374,656,192)			374,656,192

	TOTAL INVESTMENTS - 98.5% (Cost $6,821,385,014)			$8,271,743,253
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			129,247,068
	NET ASSETS - 100.0%			$8,400,990,321

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
359	Carbon Emissions Future(c)	12/15/2026	$36,848,954	$(44,962)
866	CBOT Soybean Oil Future(c)	03/16/2026	25,231,776	(303,984)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
569	CME British Pound Currency Future	03/17/2026	$47,860,013	$48,694
540	CME E-Mini NASDAQ 100 Index Future	03/23/2026	274,932,900	(886,080)
1,277	CME E-mini Russell 2000 Index Futures	03/23/2026	159,497,300	(1,069,080)
1,318	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	454,215,749	(3,230,550)
50	CME Live Cattle Future(c)	03/02/2026	4,632,000	14,300
2,542	CME Mexican Peso Currency Future	03/17/2026	70,057,520	479,561
277	CME Swiss Franc Currency Future	03/17/2026	43,999,719	541,750
267	COMEX Copper Future(c)	03/30/2026	37,927,350	479,525
340	COMEX Gold 100 Troy Ounces Future(c)	02/26/2026	147,597,400	(2,049,130)
357	E-mini Dow Jones Industrial Average Index Futures	03/23/2026	86,279,760	(509,400)
366	Eurex DAX Index Future	03/23/2026	265,405,898	1,031,303
4,028	Eurex EURO STOXX 50 Future	03/23/2026	276,404,464	2,766,162
1,677	Euro-BTP Italian Bond Futures	03/09/2026	236,773,802	183,410
14	Euronext CAC 40 Index Future	01/20/2026	1,341,118	6,654
671	French Government Bond Futures	03/09/2026	95,060,961	(76,867)
1,404	FTSE 100 Index Future	03/23/2026	188,145,047	1,158,591
615	FTSE/MIB Index Future	03/23/2026	162,756,080	1,568,800
2,361	HKG Hang Seng China Enterprises Index Future	01/30/2026	135,042,652	(1,329,253)
887	HKG Hang Seng Index Future	01/30/2026	146,155,689	(1,544,804)
6,141	ICE Brent Crude Oil Future(c)	02/02/2026	373,679,850	(2,634,380)
1,416	ICE Brent Crude Oil Future(c)	03/02/2026	85,653,840	(1,007,560)
290	ICE Brent Crude Oil Future(c)	04/01/2026	17,492,800	(255,070)
179	ICE Brent Crude Oil Future(c)	05/01/2026	10,784,750	(145,260)
83	ICE Brent Crude Oil Future(c)	06/01/2026	4,998,260	(66,590)
37	ICE Brent Crude Oil Future(c)	07/01/2026	2,227,030	(16,690)
647	ICE Gas Oil Future(c)	02/13/2026	40,114,000	(94,474)
477	ICE Gas Oil Future(c)	03/13/2026	29,371,275	30,250
136	ICE Gas Oil Future(c)	04/13/2026	8,285,800	12,700
286	ICE US mini MSCI EAFE Index Futures	03/23/2026	41,500,030	(105,625)
566	ICE US MSCI Emerging Markets EM Index Futures	03/23/2026	39,942,620	214,545
215	IFSC NIFTY 50 Index Futures	01/28/2026	11,298,465	(7,695)
2,618	KFE KOSPI 200 Index Future	03/13/2026	275,710,693	8,974,873
182	LME Copper Future(c)	03/17/2026	56,604,274	1,326,544
349	LME Primary Aluminum Future(c)	03/17/2026	26,126,751	651,680
226	LME Zinc Future(c)	03/17/2026	17,621,898	123,600
2,063	Long Gilt Future	03/30/2026	254,096,370	1,703,253
17	MEFF Madrid IBEX 35 Index Future	01/20/2026	3,451,028	37,457
690	Montreal Exchange 10 Year Canadian Bond Future	03/23/2026	60,782,255	(49,367)
171	Montreal Exchange S&P/TSX 60 Index Future	03/20/2026	46,392,519	(74,386)
129	NYBOT CSC C Coffee Future(c)	03/20/2026	16,870,781	(100,894)
16	NYMEX Henry Hub Natural Gas Futures(c)	05/28/2026	548,960	(23,990)
5,426	NYMEX Light Sweet Crude Oil Future(c)	01/21/2026	311,560,920	1,036,930
1,165	NYMEX Light Sweet Crude Oil Future(c)	02/23/2026	66,661,300	(492,980)
110	NYMEX Light Sweet Crude Oil Future(c)	03/23/2026	6,277,700	(36,090)
7	NYMEX Light Sweet Crude Oil Future(c)	06/23/2026	399,280	(680)
346	NYMEX NY Harbor ULSD Futures(c)	02/02/2026	30,829,638	(408,652)
174	NYMEX NY Harbor ULSD Futures(c)	03/02/2026	15,371,647	(193,087)
32	NYMEX NY Harbor ULSD Futures(c)	04/01/2026	2,784,096	(40,060)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
11	NYMEX NY Harbor ULSD Futures(c)	05/01/2026	$946,638	$(12,487)
277	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	02/02/2026	19,952,310	(244,255)
352	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	03/02/2026	25,746,336	(429,383)
129	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	04/01/2026	10,627,949	(145,836)
114	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	05/01/2026	9,421,348	(118,070)
37	OSE Nikkei 225 Index Future	03/13/2026	11,905,841	359,506
87	SAFEX FTSE/JSE Top 40 Index Future	03/20/2026	5,744,488	4,329
554	SFE 3 Year Australian Bond Future	03/17/2026	38,811,997	(901)
680	SGX FTSE China A50 Futures	01/30/2026	10,390,400	(53,073)
544	SGX FTSE Taiwan Index Futures	01/30/2026	51,592,960	453,220
1,620	TEF SET50 Index Future	03/31/2026	8,539,048	(66,300)
1,006	Three Month SONIA Index Futures	12/15/2026	327,702,978	193,095
1,301	Three Month SONIA Index Futures	03/17/2027	423,842,626	290,899
1,389	Three Month SONIA Index Futures	06/16/2027	452,371,028	313,898
1,113	Three Month SONIA Index Futures	09/15/2027	362,314,260	257,284
752	Three Month SONIA Index Futures	12/15/2027	244,684,092	167,046
639	Three Month SONIA Index Futures	03/15/2028	207,819,497	151,552
376	Three Month SONIA Index Futures	06/21/2028	122,221,668	77,545
120	TSE Japanese 10 Year Bond Futures	03/16/2026	101,444,815	47,617
432	TSE TOPIX (Tokyo Price Index) Future	03/13/2026	94,148,082	535,015
	TOTAL LONG FUTURES CONTRACTS			$7,373,643

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1,780	3 Month Euro Euribor Future	03/16/2027	$511,446,781	$(65,650)
887	3 Month Euro Euribor Future	03/14/2028	254,158,012	(50,781)
1,494	3 Month Euro Euribor Future	06/15/2027	428,963,346	(79,258)
2,048	3 Month Euro Euribor Future	09/14/2026	589,112,782	274,930
1,293	3 Month Euro Euribor Future	09/14/2027	370,985,579	(70,743)
1,950	3 Month Euro Euribor Future	12/15/2026	560,665,090	(41,890)
1,073	3 Month Euro Euribor Future	12/14/2027	307,658,673	(72,080)
2,110	BMF Ibovespa Index Future	02/19/2026	63,142,078	(462,200)
1,820	CBOT 10 Year US Treasury Note Future	03/23/2026	204,636,250	672,016
2,152	CBOT 2 Year US Treasury Note Future	04/01/2026	449,314,061	(272,857)
10,013	CBOT 5 Year US Treasury Note Future	04/01/2026	1,094,467,842	1,450,714
2,944	CBOT Corn Future(c)	03/16/2026	64,804,800	1,180,875
1,217	CBOT Soybean Future(c)	03/16/2026	63,740,375	1,992,488
1,377	CBOT Soybean Meal Future(c)	03/16/2026	41,227,380	595,230
2,345	CBOT US Treasure Bond Futures	03/23/2026	271,067,344	1,374,031
952	CBOT Wheat Future(c)	03/16/2026	24,133,200	1,778,063
315	CME Australian Dollar Currency Future	03/17/2026	21,019,950	56,390
841	CME Canadian Dollar Currency Future	03/18/2026	61,493,920	(284,905)
75	CME E-Mini Standard & Poor’s MidCap 400 Index Future	03/23/2026	24,939,000	574,950
136	CME Euro Foreign Exchange Currency Future	03/17/2026	20,026,000	96,431

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
210	CME Japanese Yen Currency Future	03/17/2026	$16,848,563	$24,768
384	CME Lean Hogs Future(c)	02/17/2026	13,071,360	(273,070)
80	CME New Zealand Dollar Currency Future	03/17/2026	4,614,400	695
2	COMEX Silver Future(c)	03/30/2026	706,030	(2,180)
3,401	Eurex 10 Year Euro BUND Future	03/09/2026	509,710,491	2,266,603
5,829	Eurex 2 Year Euro SCHATZ Future	03/09/2026	731,295,712	638,875
799	Eurex 30 Year Euro BUXL Future	03/09/2026	103,366,870	889,753
6,480	Eurex 5 Year Euro BOBL Future	03/09/2026	884,300,752	3,626,496
398	KCBT Hard Red Winter Wheat Future(c)	03/16/2026	10,243,525	292,800
21	LME Lead Future(c)	03/17/2026	1,054,037	(4,193)
56	LME Nickel Future(c)	03/17/2026	5,590,680	(575,275)
55	NYBOT CSC Cocoa Future(c)	03/17/2026	3,335,750	(21,270)
312	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	5,245,094	19,298
575	NYBOT CTN Number 2 Cotton Future(c)	03/10/2026	18,477,625	146,300
1,782	NYMEX Henry Hub Natural Gas Futures(c)	01/29/2026	65,684,520	998,310
192	NYMEX Henry Hub Natural Gas Futures(c)	02/26/2026	6,009,600	212,130
133	NYMEX Henry Hub Natural Gas Futures(c)	03/30/2026	4,193,490	289,300
26	NYMEX Henry Hub Natural Gas Futures(c)	04/29/2026	839,800	(20)
1	NYMEX Light Sweet Crude Oil Future(c)	05/20/2026	57,010	520
11	NYMEX Light Sweet Crude Oil Future(c)	04/22/2026	627,000	6,850
17	NYMEX Platinum Future(c)	04/29/2026	1,737,570	92,175
610	SFE 10 Year Australian Bond Future	03/17/2026	44,562,138	72,943
148	SFE S&P ASX Share Price Index 200 Future	03/20/2026	21,419,363	153,264
16	SGX Nikkei 225 Stock Index Future	03/13/2026	2,576,534	9,496
588	Three-Month SOFR Futures	06/16/2027	142,420,950	(2,625)
165	Three-Month SOFR Futures	06/21/2028	39,880,500	(12,250)
202	Three-Month SOFR Futures	09/15/2027	48,911,775	6,313
358	Three-Month SOFR Futures	12/16/2026	86,676,275	49,225
178	Three-Month SOFR Futures	12/15/2027	43,078,225	(22,212)
543	Three-Month SOFR Futures	03/17/2027	131,528,175	(12,662)
397	Three-Month SOFR Futures	03/15/2028	96,019,413	(40,263)
50	TTF Natural Gas Base Load Monthly Futures(c)	01/30/2026	1,111,618	(4,918)
338	Ultra U.S. Treasury Bond Futures	03/23/2026	39,884,000	258,406
	TOTAL SHORT FUTURES CONTRACTS			$17,729,336
	TOTAL FUTURES CONTRACTS			$25,102,979

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025 (Unaudited)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	01/02/2026	Bank Of America Merrill Lynch	123,290,000	$82,264,629	$(412,545)
British Pound	01/02/2026	Deutsche Bank	59,840,000	80,665,385	28,766
Canadian Dollar	01/02/2026	Deutsche Bank	71,730,000	52,259,630	(14,853)
Euro	01/02/2026	Deutsche Bank	124,420,000	146,170,111	(235,761)
Israeli Shekel	01/02/2026	Bank Of America Merrill Lynch	220,000	69,050	(104)
Mexican Peso	01/02/2026	Deutsche Bank	1,087,290,000	60,372,463	(162,907)
Norwegian Krone	01/02/2026	Bank Of America Merrill Lynch	96,470,000	9,570,785	(40,391)
Polish Zloty	01/02/2026	Bank Of America Merrill Lynch	1,300,000	362,137	(495)
Singapore Dollar	01/02/2026	Bank Of America Merrill Lynch	7,250,000	5,640,180	(3,945)
South African Rand	01/02/2026	Bank Of America Merrill Lynch	19,220,000	1,160,600	5,156
Swedish Krona	01/02/2026	Bank Of America Merrill Lynch	130,220,000	14,144,109	(22,265)
Australian Dollar	01/05/2026	Bank Of America Merrill Lynch	65,100,000	43,437,642	(39,126)
British Pound	01/05/2026	Deutsche Bank	222,580,000	300,041,792	747,834
Euro	01/05/2026	Deutsche Bank	189,390,000	222,497,649	250,378
Japanese Yen	01/05/2026	Deutsche Bank	25,729,999,998	164,273,537	(549,646)
Mexican Peso	01/05/2026	Deutsche Bank	1,542,230,000	85,633,301	(87,841)
New Zealand Dollar	01/05/2026	Bank Of America Merrill Lynch	135,890,000	78,196,570	(756,911)
Norwegian Krone	01/05/2026	Bank Of America Merrill Lynch	17,350,000	1,721,293	(2,089)
Polish Zloty	01/05/2026	Bank Of America Merrill Lynch	8,580,000	2,390,105	2,932
Singapore Dollar	01/05/2026	Bank Of America Merrill Lynch	20,520,000	15,963,654	9,805
South African Rand	01/05/2026	Bank Of America Merrill Lynch	13,930,000	841,163	1,097
Swedish Krona	01/05/2026	Bank Of America Merrill Lynch	1,248,350,000	135,592,061	88,010
Swiss Franc	01/05/2026	Bank Of America Merrill Lynch	49,790,000	62,851,877	(253,912)
Chinese Yuan Offshore	01/05/2026	Bank Of America Merrill Lynch	210,060,000	30,114,397	60,997
Japanese Yen	01/06/2026	Deutsche Bank	23,387,999,998	149,334,742	(20,414)
New Zealand Dollar	01/06/2026	Bank Of America Merrill Lynch	218,420,000	125,693,208	62,063
Swiss Franc	01/06/2026	Bank Of America Merrill Lynch	128,870,000	162,695,784	274,398
Chinese Yuan Offshore	01/06/2026	Bank Of America Merrill Lynch	445,060,000	63,808,330	109,889
Australian Dollar	01/21/2026	Bank Of America Merrill Lynch	1,054,320,000	703,550,036	4,431,315
Brazilian Real	01/21/2026	Bank Of America Merrill Lynch	5,097,949,999	926,904,061	(11,024,061)
British Pound	01/21/2026	Deutsche Bank	1,014,820,000	1,367,963,889	16,523,833
Canadian Dollar	01/21/2026	Deutsche Bank	1,860,440,000	1,356,455,876	3,475,024
Chilean Peso	01/21/2026	Bank Of America Merrill Lynch	64,036,999,999	71,160,028	1,599,166
Euro	01/21/2026	Deutsche Bank	1,291,060,000	1,517,939,638	4,106,885
Indian Rupee	01/21/2026	Bank Of America Merrill Lynch	6,886,110,000	76,484,915	213,848
Israeli Shekel	01/21/2026	Bank Of America Merrill Lynch	152,330,000	47,809,484	402,201
Japanese Yen	01/21/2026	Deutsche Bank	147,216,999,991	941,291,952	(8,865,089)
Mexican Peso	01/21/2026	Deutsche Bank	15,905,499,998	881,739,858	11,125,836
New Zealand Dollar	01/21/2026	Bank Of America Merrill Lynch	852,640,000	490,990,436	(2,926,240)
Norwegian Krone	01/21/2026	Bank Of America Merrill Lynch	6,825,649,999	677,196,394	(177,774)
Polish Zloty	01/21/2026	Bank Of America Merrill Lynch	724,060,000	201,679,187	1,853,350
Singapore Dollar	01/21/2026	Bank Of America Merrill Lynch	580,620,000	452,192,136	2,562,368
South African Rand	01/21/2026	Bank Of America Merrill Lynch	5,776,499,999	348,409,348	10,288,101

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025 (Unaudited) (Continued)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy: (continued)
South Korean Won	01/21/2026	Bank Of America Merrill Lynch	166,392,999,979	$115,325,487	$1,909,638
Swedish Krona	01/21/2026	Bank Of America Merrill Lynch	6,481,169,999	704,576,578	9,813,421
Swiss Franc	01/21/2026	Bank Of America Merrill Lynch	648,460,000	820,034,702	3,384,408
Chinese Yuan Offshore	01/21/2026	Bank Of America Merrill Lynch	7,650,559,998	1,097,919,569	10,603,856
British Pound	02/18/2026	Deutsche Bank	408,780,000	550,995,006	600,226
				$15,448,384,764	$58,938,432
To Sell:
Australian Dollar	01/02/2026	Bank Of America Merrill Lynch	123,290,000	$82,264,629	$379,124
British Pound	01/02/2026	Deutsche Bank	59,840,000	80,665,381	(50,886)
Canadian Dollar	01/02/2026	Deutsche Bank	71,730,000	52,259,634	38,795
Euro	01/02/2026	Deutsche Bank	124,420,000	146,170,113	101,558
Israeli Shekel	01/02/2026	Bank Of America Merrill Lynch	220,000	69,050	(33)
Mexican Peso	01/02/2026	Deutsche Bank	1,087,290,000	60,372,466	73,805
Norwegian Krone	01/02/2026	Bank Of America Merrill Lynch	96,470,000	9,570,788	45,517
Polish Zloty	01/02/2026	Bank Of America Merrill Lynch	1,300,000	362,137	(332)
Singapore Dollar	01/02/2026	Bank Of America Merrill Lynch	7,250,000	5,640,180	2,282
South African Rand	01/02/2026	Bank Of America Merrill Lynch	19,220,000	1,160,600	(4,703)
Swedish Krona	01/02/2026	Bank Of America Merrill Lynch	130,220,000	14,144,108	35,016
Australian Dollar	01/05/2026	Bank Of America Merrill Lynch	65,100,000	43,437,645	(2,065)
British Pound	01/05/2026	Deutsche Bank	222,580,000	300,041,788	(662,786)
Chinese Yuan Offshore	01/05/2026	Bank Of America Merrill Lynch	210,060,000	30,114,402	(63,588)
Euro	01/05/2026	Deutsche Bank	189,390,000	222,497,650	(211,720)
Japanese Yen	01/05/2026	Deutsche Bank	25,730,000,000	164,273,539	382,099
Mexican Peso	01/05/2026	Deutsche Bank	1,542,229,999	85,633,298	2,853
New Zealand Dollar	01/05/2026	Bank Of America Merrill Lynch	135,890,000	78,196,570	663,430
Norwegian Krone	01/05/2026	Bank Of America Merrill Lynch	17,350,000	1,721,293	(1,760)
Polish Zloty	01/05/2026	Bank Of America Merrill Lynch	8,580,000	2,390,104	(4,962)
Singapore Dollar	01/05/2026	Bank Of America Merrill Lynch	20,520,000	15,963,654	955
South African Rand	01/05/2026	Bank Of America Merrill Lynch	13,930,000	841,162	(1,825)
Swedish Krona	01/05/2026	Bank Of America Merrill Lynch	1,248,350,000	135,592,061	10,855
Swiss Franc	01/05/2026	Bank Of America Merrill Lynch	49,790,000	62,851,877	81,327
Chinese Yuan Offshore	01/06/2026	Bank Of America Merrill Lynch	445,060,000	63,808,327	(70,622)
Japanese Yen	01/06/2026	Deutsche Bank	23,388,000,000	149,334,756	80,578
New Zealand Dollar	01/06/2026	Bank Of America Merrill Lynch	218,420,000	125,693,209	328,245
Swiss Franc	01/06/2026	Bank Of America Merrill Lynch	128,870,000	162,695,787	(227,237)
Australian Dollar	01/21/2026	Bank Of America Merrill Lynch	1,220,480,000	814,428,963	(5,313,168)
Brazilian Real	01/21/2026	Bank Of America Merrill Lynch	2,637,270,000	479,505,751	(3,906,115)
British Pound	01/21/2026	Deutsche Bank	1,014,820,000	1,367,963,889	(7,043,682)
Canadian Dollar	01/21/2026	Deutsche Bank	2,292,200,000	1,671,254,200	(20,342,140)
Chilean Peso	01/21/2026	Bank Of America Merrill Lynch	38,449,000,000	42,725,787	(696,873)
Chinese Yuan Offshore	01/21/2026	Bank Of America Merrill Lynch	2,277,000,000	326,768,611	(3,473,956)
Euro	01/21/2026	Deutsche Bank	1,007,620,000	1,184,690,361	(6,717,852)
Indian Rupee	01/21/2026	Bank Of America Merrill Lynch	7,458,920,000	82,847,196	159,815
Japanese Yen	01/21/2026	Deutsche Bank	147,216,999,992	941,291,952	6,158,164
Mexican Peso	01/21/2026	Deutsche Bank	5,007,869,999	277,617,087	195,709
New Zealand Dollar	01/21/2026	Bank Of America Merrill Lynch	852,640,000	490,990,434	3,000,181
Norwegian Krone	01/21/2026	Bank Of America Merrill Lynch	689,250,000	68,382,883	(366,041)
Polish Zloty	01/21/2026	Bank Of America Merrill Lynch	265,720,000	74,013,469	(65,955)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025 (Unaudited) (Continued)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Sell: (continued)
Singapore Dollar	01/21/2026	Bank Of America Merrill Lynch	176,810,000	$137,701,236	$(315,522)
South African Rand	01/21/2026	Bank Of America Merrill Lynch	2,091,670,000	126,158,985	(1,733,932)
South Korean Won	01/21/2026	Bank Of America Merrill Lynch	140,694,999,997	97,514,423	(810,545)
Swedish Krona	01/21/2026	Bank Of America Merrill Lynch	2,787,940,000	303,080,653	(564,979)
Swiss Franc	01/21/2026	Bank Of America Merrill Lynch	322,530,000	407,867,551	(686,784)
Japanese Yen	02/18/2026	Deutsche Bank	24,315,999,997	155,848,757	42,642
New Zealand Dollar	02/18/2026	Bank Of America Merrill Lynch	262,100,000	151,089,230	45,597
				$11,299,507,626	$(41,511,516)

Total					$17,426,916

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(d)	Held as collateral for futures.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	FIXED INCOME - 88.6%
82,764	iShares 1-5 Year Investment Grade Corporate Bond	$4,376,560
119,165	PGIM Ultra Short Bond ETF	5,909,392
81,223	Vanguard Short-Term Corporate Bond ETF(a)	6,475,910
		16,761,862

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,884,582)	16,761,862

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
227,841	First American Treasury Obligations Fund, Class X, 3.65% (Cost $227,841)(b)	227,841

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 16.3%
	CALL OPTIONS PURCHASED - 14.7%
75	SPDR S&P 500 ETF Trust	IB	03/20/2026	$570	$5,114,400	$894,638
30	SPDR S&P 500 ETF Trust	IB	06/18/2026	560	2,045,760	409,140
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	600	3,409,600	501,575
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	635	4,773,440	570,570
70	SPDR S&P 500 ETF Trust	IB	01/15/2027	680	4,773,440	425,705
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,601,159)					2,801,627

	PUT OPTIONS PURCHASED - 1.6%
75	SPDR S&P 500 ETF Trust	IB	03/20/2026	$515	$5,114,400	$7,388
30	SPDR S&P 500 ETF Trust	IB	06/18/2026	515	2,045,760	10,395
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	540	3,409,600	22,400
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	585	4,773,440	86,695
70	SPDR S&P 500 ETF Trust	IB	01/15/2027	620	4,773,440	167,615
	TOTAL PUT OPTIONS PURCHASED (Cost - $664,425)					294,493

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,265,582)					3,096,121

	TOTAL INVESTMENTS - 106.1% (Cost $19,378,007)					$20,085,823
	CALL OPTIONS WRITTEN - (5.5)% (Premiums received - $411,023)					(1,044,592)
	PUT OPTIONS WRITTEN - (2.6)% (Premiums received - $1,106,278)					(492,420)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%					381,783
	NET ASSETS - 100.0%					$18,930,594

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (8.1)%
	CALL OPTIONS WRITTEN - (5.5)%
75	SPDR S&P 500 ETF Trust	IB	03/20/2026	$650	$5,114,400	$342,487
30	SPDR S&P 500 ETF Trust	IB	06/18/2026	635	2,045,760	212,070
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	675	3,409,600	199,150
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	715	4,773,440	190,750
70	SPDR S&P 500 ETF Trust	IB	01/15/2027	775	4,773,440	100,135
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $411,023)					1,044,592

	PUT OPTIONS WRITTEN - (2.6)%
75	SPDR S&P 500 ETF Trust	IB	03/20/2026	$570	$5,114,400	$14,550
30	SPDR S&P 500 ETF Trust	IB	06/18/2026	560	2,045,760	16,725
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	600	3,409,600	44,400
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	635	4,773,440	141,925
70	SPDR S&P 500 ETF Trust	IB	01/15/2027	680	4,773,440	274,820
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,106,278)					492,420

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,517,301)					$1,537,012

ETF	- Exchange-Traded Fund

IB	- Interactive Brokers

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2025

	Catalyst Systematic
	High Income	Catalyst	Catalyst/Welton
	Fund	Systematic Alpha	Advantage
	(Formerly Catalyst/Warrington	Fund	Multi-Strategy Fund
	Strategic Program Fund)	(Consolidated)	(Consolidated)
ASSETS:
Investments in Securities at Cost	$43,821,911	$162,054,063	$43,130,692

Investments in Securities at Value	$43,872,617	$165,874,096	$43,313,426
Foreign Cash Held with Broker for Futures and Options (Cost $0, $0, $937,772) (a)	—	—	1,037,839
Deposits with Broker for futures and options (a)	9,843	—	6,549,728
Dividends and interest receivable	269,372	361,721	49,611
Receivable for Fund shares sold	10,724	31,736	—
Unrealized appreciation - on swap contracts	53,632	3,714,522	—
Receivable for securities sold	—	—	49,645
Futures unrealized appreciation	—	—	595,742
Prepaid expenses and other assets	40,226	32,756	10,702
Total Assets	44,256,414	170,014,831	51,606,693

LIABILITIES:
Payable for securities purchased	—	—	180,087
Investment advisory fees payable	58,181	219,265	65,800
Due to Broker	94	—	—
Accrued 12b-1 fees	6,775	20,236	458
Payable to related parties	7,995	24,372	9,197
Payable for Fund shares redeemed	158,541	616,677	5,114
Trustee fee payable	3,767	3,772	3,807
Futures unrealized depreciation	—	—	484,801
Compliance officer fees payable	1,220	343	—
Accrued expenses and other liabilities	27,464	115,941	33,903
Total Liabilities	264,037	1,000,606	783,167

Net Assets	$43,992,377	$169,014,225	$50,823,526

NET ASSETS CONSIST OF:
Paid in capital	$1,040,122,113	$149,944,779	$51,582,150
Accumulated earnings (deficit)	(996,129,736)	19,069,446	(758,624)
Net Assets	$43,992,377	$169,014,225	$50,823,526

Class A
Net Assets	$10,371,411	$21,877,885	$251,180
Shares of beneficial interest outstanding (b)	1,147,321	1,974,742	14,550
Net asset value per share (Net assets/shares outstanding)	$9.04	$11.08	$17.26
Maximum offering price per share (c)	$9.59	$11.76	$18.31
Minimum redemption price per share (d)	$8.95	$10.97	$17.09

Class C
Net Assets	$4,545,409	$7,058,633	$469,149
Shares of beneficial interest outstanding (b)	534,993	671,633	28,063
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.50	$10.51	$16.72

Class I
Net Assets	$29,075,557	$140,077,707	$50,103,197
Shares of beneficial interest outstanding (b)	3,142,354	12,960,210	2,864,451
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.25	$10.81	$17.49

(a)	See Section 1d in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2025

	Catalyst/Aspect	Catalyst	Catalyst/Millburn	Catalyst
	Enhanced Multi-Asset	Nasdaq-100 Hedged	Hedge Strategy	Buffered Shield
	Fund	Equity Fund	Fund	Fund
	(Consolidated)		(Consolidated)
ASSETS:
Investments in Securities at Cost	$23,736,196	$11,311,979	$6,821,385,014	$19,378,007

Investments in Securities at Value	$23,930,678	$14,004,931	$8,271,743,253	$20,085,823
Cash Collateral Held at Custodian	897,777	—	57,839,625	—
Futures unrealized appreciation	516,540	7,632	45,342,227	—
Foreign Cash Held with Broker for Futures and Options (Cost $352,726, $0, $31,195,756, $0) (a)	355,211	—	31,610,435	—
Deposits with Broker for futures and options (a)	4,999,389	995,427	—	356,890
Dividends and interest receivable	34,637	3,452	21,676,263	27,541
Receivable for Fund shares sold	—	6	7,372,249	8,983
Unrealized appreciation on forward currency exchange contracts	464,186	—	96,363,347	—
Prepaid expenses and other assets	13,283	19,079	160,412	31,271
Total Assets	31,211,701	15,030,527	8,532,107,811	20,510,508

LIABILITIES:
Options written, at value (proceeds $0, $13,100, $0, $1,517,301)	—	3,535	—	1,537,012
Investment advisory fees payable	36,581	4,961	12,475,253	6,138
Accrued 12b-1 fees	111	3,869	992,378	6,862
Futures unrealized depreciation	458,622	16,420	20,239,248	—
Payable upon return of securities loaned (Market value of securities on loan $0, $353,108, $0, $0)	—	364,045	—	—
Due from Broker for Futures and Options	—	—	9,699,256	—
Payable for Fund shares redeemed	—	—	6,970,689	5,204
Unrealized depreciation on forward currency exchange contracts	325,059	—	78,936,431	—
Payable to related parties	4,327	7,562	344,890	4,605
Trustee fee payable	3,793	3,733	3,855	4,305
Compliance officer fees payable	190	—	—	227
Accrued expenses and other liabilities	11,545	20,057	1,455,490	15,561
Total Liabilities	840,228	424,182	131,117,490	1,579,914

Net Assets	$30,371,473	$14,606,345	$8,400,990,321	$18,930,594

NET ASSETS CONSIST OF:
Paid in capital	$29,399,501	$11,057,457	$6,919,148,805	$27,980,482
Accumulated earnings (deficit)	971,972	3,548,888	1,481,841,516	(9,049,888)
Net Assets	$30,371,473	$14,606,345	$8,400,990,321	$18,930,594

Class A
Net Assets	$521,658	$375,109	$557,183,441	$4,941,174
Shares of beneficial interest outstanding (b)	51,110	27,842	13,888,688	457,679
Net asset value per share (Net assets/shares outstanding)	$10.21	$13.47	$40.12	$10.80
Maximum offering price per share (c)	$10.83	14.29	$42.57	$11.46
Minimum redemption price per share (d)	$10.11	$13.34	$39.72	$10.69

Class C
Net Assets	$1,009	$1,611,777	$356,713,429	$2,575,499
Shares of beneficial interest outstanding (b)	100	132,623	9,201,722	245,962
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$10.09	$12.15	$38.77	$10.47

Class C-1 (e)
Net Assets			$46,567,756
Shares of beneficial interest outstanding (b)			1,211,730
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)			$38.43

Class I
Net Assets	$29,848,806	$12,619,459	$7,440,525,695	$11,413,921
Shares of beneficial interest outstanding (b)	2,909,485	916,394	183,648,790	1,049,253
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$10.26	$13.77	$40.51	$10.88

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

(e)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2025

	Catalyst Systematic
	High Income	Catalyst	Catalyst/Welton
	Fund	Systematic Alpha	Advantage
	(Formerly Catalyst/Warrington	Fund	Multi-Strategy Fund
	Strategic Program Fund)	(Consolidated)	(Consolidated)
Investment Income:
Dividend income	$—	$—	$286,230
Interest income	1,330,061	3,405,652	300,210
Foreign tax withheld	—	—	—
Total Investment Income	1,330,061	3,405,652	586,440

Operating Expenses:
Investment advisory fees	614,424	1,460,953	442,226
12b-1 Fees:
Class A	15,912	30,147	313
Class C	30,252	38,102	2,716
Registration fees	20,686	37,903	7,042
Financial administration/Fund accounting fees	24,980	39,382	27,860
Custody fees	2,018	8,597	30,599
Legal fees	15,188	18,214	17,754
Trustees’ fees	8,067	8,067	8,067
Networking fees	46,367	121,659	3,411
Compliance officer fees	6,455	5,456	6,105
Audit fees	4,069	6,160	4,550
Transfer Agent fees	4,929	23,487	1,147
Legal administration/Management service fees	6,003	16,654	4,321
Printing expense	5,496	30,482	6,577
Insurance expense	1,263	5,542	551
Interest expense	1,407	239	—
Miscellaneous expense	1,513	4,672	4,022
Total Operating Expenses	809,029	1,855,716	567,261
Less: Fees waived by Advisor	(64,585)	(69,429)	(61,268)
Net Operating Expenses	744,444	1,786,287	505,993

Net Investment Income	585,617	1,619,365	80,447

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	33,035	52,948	2,693,051
Options purchased	(4,799,979)	—	—
Options written	3,314,216	—	—
Futures	800,320	—	1,377,612
Swaps	(99,085)	6,699,446	—
Foreign currency transactions	—	—	(60,801)
Net Realized Gain (Loss)	(751,493)	6,752,394	4,009,862

Net change in unrealized appreciation (depreciation) on:
Investments	55,353	1,068,033	(1,251,698)
Options purchased	181,650	—	—
Options written	(165,800)	—	—
Futures	—	—	(424,826)
Foreign currency translations	—	—	24,644
Swaps	53,632	15,865,839	—

Net change in unrealized appreciation (depreciation)	124,835	16,933,872	(1,651,880)

Net Realized and Unrealized Gain (Loss) on Investments	(626,658)	23,686,266	2,357,982

Net Increase (Decrease) in Net Assets Resulting From Operations	$(41,041)	$25,305,631	$2,438,429

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2025

	Catalyst/Aspect	Catalyst	Catalyst/Millburn	Catalyst
	Enhanced Multi-Asset	Nasdaq-100 Hedged	Hedge Strategy	Buffered Shield
	Fund	Equity Fund	Fund	Fund
	(Consolidated)		(Consolidated)
Investment Income:
Dividend Income	$281,549	$45,419	$40,511,534	$465,615
Interest Income	359,550	18,172	81,286,749	4,947
Securities Lending - net	—	1,960	—	—
Foreign tax withheld	—	(90)	—	—
Total Investment Income	641,099	65,461	121,798,283	470,562

Operating Expenses:
Investment advisory fees	271,641	110,741	73,500,839	122,086
12b-1 Fees:
Class A	708	544	701,976	6,348
Class C	5	8,234	1,852,221	13,740
Class C-1	—	—	229,380	—
Legal fees	14,829	12,119	36,811	11,615
Financial administration/Fund accounting fees	25,490	21,612	1,022,931	17,828
Trustees’ fees	8,067	8,067	8,067	8,067
Compliance officer fees	5,911	5,708	108,454	5,743
Audit fees	3,657	3,475	86,048	3,509
Printing expense	1,238	1,259	264,453	1,754
Transfer Agent fees	1,867	1,579	175,934	2,059
Custody fees	2,770	2,211	17,169	1,814
Networking fees	3,072	9,270	3,896,879	8,703
Legal administration/Management service fees	2,654	1,515	718,163	1,670
Registration fees	13,150	9,589	94,949	16,649
Insurance expense	278	247	116,527	302
Dividend expense	—	—	—	—
Interest expense	—	5,830	502,689	961
Miscellaneous expense	1,918	9,651	34,602	1,463
Total Operating Expenses	357,255	211,651	83,368,092	224,311

Less: Fees waived by Advisor	(47,793)	(65,152)	—	(83,168)
Net Operating Expenses	309,462	146,499	83,368,092	141,143

Net Investment Income (Loss)	331,637	(81,038)	38,430,191	329,419

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	4,276	2,767,503	74,907,620	(17,843)
Long Term Capital Gains from underlying investment companies	—	—	1,780,398	—
Options purchased	—	(597,075)	—	411,873
Options written	—	487,822	—	252,478
Futures	4,488,542	(292,330)	(299,841,418)	—
Foreign currency transactions	635,468	(5)	182,093,096	—
Net Realized Gain (Loss)	5,128,286	2,365,915	(41,060,304)	646,508

Net change in unrealized appreciation (depreciation) on:
Investments	71,083	(1,188,167)	255,567,966	27,551
Options purchased	—	(389,263)	—	476,458
Options written	—	9,565	—	(323,698)
Futures	(850,317)	309,898	74,931,002	—
Foreign currency translations	(57,363)	—	(18,564,190)	—

Net change in unrealized appreciation/(depreciation)	(836,597)	(1,257,967)	311,934,778	180,311

Net Realized and Unrealized Gain (Loss) on Investments	4,291,689	1,107,948	270,874,474	826,819

Net Increase in Net Assets Resulting From Operations	$4,623,326	$1,026,910	$309,304,665	$1,156,238

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Systematic High Income Fund
	(Formerly, Catalyst/Warrington Strategic Program Fund)
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
	(Unaudited)
Operations:
Net investment income	$585,617	$1,769,128
Net realized gain on investments, options, futures and swaps	(751,493)	1,686,096
Net change in unrealized appreciation on investments, options, futures and swaps	124,835	3,461
Net increase (decrease) in net assets resulting from operations	(41,041)	3,458,685

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(263,872)	(375,180)
Class C	(61,656)	(194,491)
Class I	(869,395)	(2,092,265)
Total distributions to shareholders	(1,194,923)	(2,661,936)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,719,625	3,720,371
Class C	22,234	122,315
Class I	11,034,653	8,627,013
Reinvestment of distributions
Class A	250,802	356,119
Class C	57,972	179,624
Class I	785,122	1,999,503
Cost of shares redeemed
Class A	(5,179,597)	(4,448,464)
Class C	(2,890,295)	(3,282,822)
Class I	(36,287,206)	(35,141,024)
Net decrease in net assets from share transactions of beneficial interest	(30,486,690)	(27,867,365)

Total Decrease in Net Assets	(31,722,654)	(27,070,616)

Net Assets:
Beginning of year/period	75,715,031	102,785,647
End of year/period	$43,992,377	$75,715,031

Share Activity:
Class A
Shares Sold	186,992	403,441
Shares Reinvested	27,867	39,613
Shares Redeemed	(565,668)	(486,468)
Net decrease in shares of Beneficial interest	(350,809)	(43,414)

Class C
Shares Sold	2,588	14,227
Shares Reinvested	6,853	21,308
Shares Redeemed	(337,051)	(383,144)
Net decrease in shares of Beneficial interest	(327,610)	(347,609)

Class I
Shares Sold	1,167,816	917,103
Shares Reinvested	85,247	217,337
Shares Redeemed	(3,869,185)	(3,749,065)
Net decrease in shares of Beneficial interest	(2,616,122)	(2,614,625)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Systematic Alpha Fund		Catalyst/Welton Advantage Multi-Strategy Fund (a)
	(Consolidated)		(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,619,365	$13,408,775	$80,447	$267,873
Net realized gain (loss) on investments, swaps and futures and foreign currency transactions	6,752,394	(131,520,745)	4,009,862	(6,520,496)
Net change in unrealized appreciation (depreciation) on investments, swaps, futures, and foreign currency translations	16,933,872	(19,063,942)	(1,651,880)	2,045,604
Net increase (decrease) in net assets resulting from operations	25,305,631	(137,175,912)	2,438,429	(4,207,019)

Distributions to Shareholders from:
Return of Capital
Class A	—	(140,422)	—	—
Class C	—	(26,481)	—	—
Class I	—	(1,309,401)	—	—
From Accumulated Earnings
Class A	(34,195)	(3,917,478)	—	(483)
Class C	(401)	(1,164,103)	—	— *
Class I	(427,565)	(42,823,384)	—	(423,611)
Total distributions to shareholders	(462,161)	(49,381,269)	—	(424,094)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,365,095	19,516,235	4,905	361,108
Class C	397,985	4,701,821	1,419	824,527
Class I	10,369,995	257,843,384	325,438	54,513,498
Reinvestment of distributions
Class A	31,412	3,762,463	—	483
Class C	395	1,162,344	—	— *
Class I	372,451	39,322,044	—	411,751
Cost of shares redeemed
Class A	(7,548,525)	(42,492,754)	(24,485)	(66,337)
Class C	(1,995,281)	(7,705,444)	(209,900)	(174,858)
Class I	(67,306,553)	(571,682,257)	(1,098,780)	(1,852,559)
Net increase (decrease) in net assets from share transactions of beneficial interest	(64,313,026)	(295,572,164)	(1,001,403)	54,017,613

Total Increase (Decrease) in Net Assets	(39,469,556)	(482,129,345)	1,437,026	49,386,500

Net Assets:
Beginning of year/period	208,483,781	690,613,126	49,386,500	—
End of year/period	$169,014,225	$208,483,781	$50,823,526	$49,386,500

Share Activity:
Class A
Shares Sold	126,818	1,580,892	294	19,902
Shares Reinvested	3,024	333,271	—	27
Shares Redeemed	(709,309)	(3,694,313)	(1,481)	(4,192)
Net increase (decrease) in shares of Beneficial interest	(579,467)	(1,780,150)	(1,187)	15,737

Class C
Shares Sold	39,346	404,474	87	52,260
Shares Reinvested	42	109,140	—	— **
Shares Redeemed	(199,393)	(752,010)	(13,056)	(11,228)
Net increase (decrease) in shares of Beneficial interest	(160,005)	(238,396)	(12,969)	41,032

Class I
Shares Sold	1,010,663	21,710,777	19,663	2,998,092
Shares Reinvested	36,269	3,569,382	—	22,414
Shares Redeemed	(6,540,223)	(52,394,988)	(64,611)	(111,107)
Net increase (decrease) in shares of Beneficial interest	(5,493,291)	(27,114,829)	(44,948)	2,909,399

*	Less than $1.00.

**	Less than 1 share.

(a)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations on July 1, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Aspect Enhanced Multi-Asset Fund		Catalyst Nasdaq-100 Hedged Equity Fund
	(Consolidated)
	Year Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
	(Unaudited)		(Unaudited)
Operations:
Net investment gain (loss)	$331,637	$451,469	$(81,038)	$(122,591)
Net realized gain (loss) on investments, options, futures and foreign currency transactions	5,128,286	(4,526,969)	2,365,915	1,681,520
Net change in unrealized appreciation (depreciation) on investments, options futures and foreign currency translations	(836,597)	1,105,399	(1,257,967)	74,407
Net increase (decrease) in net assets resulting from operations	4,623,326	(2,970,101)	1,026,910	1,633,336

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(12,079)	(159,172)	(31,893)	—
Class C	(24)	(144)	(150,836)	—
Class I	(688,122)	(2,567,018)	(1,095,296)	—

Total distributions to shareholders	(700,225)	(2,726,334)	(1,278,025)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	23,651	489,095	16,044	24,780
Class C	—	22,500	13,799	34,049
Class I	12,023	19,475,563	1,929,106	973,544
Reinvestment of distributions
Class A	11,549	159,023	31,232	—
Class C	—	—	139,496	—
Class I	653,433	2,177,509	889,939	—
Cost of shares redeemed
Class A	(236,800)	(605,891)	(111,509)	(170,165)
Class C	—	(22,817)	(48,735)	(137,676)
Class I	(7,345,187)	(2,681,305)	(5,528,218)	(3,349,940)
Net increase (decrease) in net assets from share transactions of beneficial interest	(6,881,331)	19,013,677	(2,668,846)	(2,625,408)

Total Increase (Decrease) in Net Assets	(2,958,230)	13,317,242	(2,919,961)	(992,072)

Net Assets:
Beginning of year/period	33,329,703	20,012,461	17,526,306	18,518,378
End of year/period	$30,371,473	$33,329,703	$14,606,345	$17,526,306

Share Activity:
Class A
Shares Sold	2,603	44,911	1,073	1,889
Shares Reinvested	1,153	15,823	2,300	—
Shares Redeemed	(25,191)	(65,576)	(7,401)	(13,192)
Net decrease in shares of Beneficial interest	(21,435)	(4,842)	(4,028)	(11,303)

Class C
Shares Sold	—	1,982	1,032	2,945
Shares Reinvested	—	—	11,387	—
Shares Redeemed	—	(1,982)	(3,769)	(11,852)
Net increase (decrease) in shares of Beneficial interest	—	—	8,650	(8,907)

Class I
Shares Sold	1,266	2,017,199	124,835	75,821
Shares Reinvested	64,889	216,237	64,117	—
Shares Redeemed	(769,964)	(261,324)	(373,002)	(263,464)
Net increase (decrease) in shares of Beneficial interest	(703,809)	1,972,112	(184,050)	(187,643)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Millburn Hedge Strategy Fund		Catalyst Buffered Shield Fund
	(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$38,430,191	$86,512,241	$329,419	$540,126
Net realized gain (loss) on investments, options, futures and foreign currency transactions	(41,060,304)	(268,524,622)	646,508	1,235,198
Net change in unrealized appreciation on investments, futures, options, and foreign currency translations	311,934,778	159,791,491	180,311	245,928
Net increase (decrease) in net assets resulting from operations	309,304,665	(22,220,890)	1,156,238	2,021,252

Distributions to Shareholders from:
From Accumulated Earnings
Class A	—	(13,330,856)	(134,587)	(133,200)
Class C	—	(6,606,133)	(52,036)	(61,737)
Class C-1 (a)	—	(791,528)	—	—
Class I	—	(181,473,235)	(338,637)	(339,237)

Total distributions to shareholders	—	(202,201,752)	(525,260)	(534,174)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	62,786,069	144,902,515	208,644	516,905
Class C	17,072,380	73,088,835	—	235,369
Class C-1 (a)	3,478,605	10,628,342	—	—
Class I	840,998,040	2,544,827,982	335,482	854,551
Reinvestment of distributions
Class A	—	11,404,253	134,085	131,280
Class C	—	6,349,587	52,036	60,997
Class C-1 (a)	—	294,980	—	—
Class I	—	128,618,460	286,103	291,581
Cost of shares redeemed
Class A	(75,649,857)	(148,206,863)	(622,012)	(1,735,734)
Class C	(46,322,237)	(79,227,994)	(355,373)	(1,098,274)
Class C-1 (a)	(2,861,818)	(4,705,142)	—	—
Class I	(920,192,930)	(1,784,724,572)	(1,669,770)	(3,127,555)
Net increase (decrease) in net assets from share transactions of beneficial interest	(120,691,748)	903,250,383	(1,630,805)	(3,870,880)

Total Increase (Decrease) in Net Assets	188,612,917	678,827,741	(999,827)	(2,383,802)

Net Assets:
Beginning of year/period	8,212,377,404	7,533,549,663	19,930,421	22,314,223
End of year/period	$8,400,990,321	$8,212,377,404	$18,930,594	$19,930,421

Share Activity:
Class A
Shares Sold	1,586,869	3,772,974	19,287	50,968
Shares Reinvested	—	292,342	12,485	12,896
Shares Redeemed	(1,912,834)	(3,880,895)	(57,633)	(173,767)
Net increase (decrease) in shares of Beneficial interest	(325,965)	184,421	(25,861)	(109,903)

Class C
Shares Sold	446,129	1,956,118	—	24,853
Shares Reinvested	—	167,094	4,994	6,174
Shares Redeemed	(1,210,329)	(2,137,800)	(33,970)	(112,791)
Net (decrease) in shares of Beneficial interest	(764,200)	(14,588)	(28,976)	(81,764)

Class C-1 (a)
Shares Sold	91,566	285,927
Shares Reinvested	—	7,831
Shares Redeemed	(75,515)	(127,387)
Net increase in shares of Beneficial interest	16,051	166,371

Class I
Shares Sold	21,073,759	65,788,297	30,625	84,865
Shares Reinvested	—	3,273,575	26,442	28,447
Shares Redeemed	(23,075,517)	(46,831,227)	(154,596)	(311,064)
Net increase (decrease) in shares of Beneficial interest	(2,001,758)	22,230,645	(97,529)	(197,752)

(a)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic High Income Fund
(Formerly, Catalyst/Warrington Strategic Program Fund)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.23		$9.14	$8.90		$8.72		$8.02		$7.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.07		0.17	0.19		(0.03)		(0.20)		(0.15)
Net realized and unrealized gain (loss) on investments	(0.05)		0.18	0.11		0.28		0.90		0.56
Total from investment operations	0.02		0.35	0.30		0.25		0.70		0.41
LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.26)	(0.06)		(0.07)		—		—
Total distributions	(0.21)		(0.26)	(0.06)		(0.07)		—		—
Net asset value, end of year/period	$9.04		$9.23	$9.14		$8.90		$8.72		$8.02
Total return (B)	0.24	% (L)	3.87%	3.42	% (K)	2.93	% (J)	8.73	% (C)	5.39	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,371		$13,828	$14,089		$16,291		$19,212		$17,587
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.44	% (M)	2.36%	2.38	% (K)	2.65%		2.49%		2.43%
Expenses, net waiver and reimbursement (D,E)	2.24	% (M)	2.24%	2.30	% (K)	2.60%		2.45%		2.02	% (H)
Net investment income (loss), before waiver and reimbursement (D,G)	1.37	% (M)	1.72%	1.99	% (K)	(0.35)%		(2.42)%		(2.40)%
Net investment income (loss), net waiver and reimbursement (D,G)	1.56	% (M)	1.84%	2.08	% (K)	(0.30)%		(2.38)%		(1.98	)% (H)
Portfolio turnover rate	212	% (L)	0%	0%		0%		0%		0%

	Class C
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$8.62		$8.54	$8.32		$8.14		$7.54		$7.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.03		0.09	0.11		(0.09)		(0.24)		(0.20)
Net realized and unrealized gain (loss) on investments	(0.04)		0.17	0.11		0.27		0.84		0.53
Total from investment operations	(0.01)		0.26	0.22		0.18		0.60		0.33
LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.18)	—		(0.00	)(I)	—		—
Total distributions	(0.11)		(0.18)	—		(0.00)		—		—
Net asset value, end of year/period	$8.50		$8.62	$8.54		$8.32		$8.14		$7.54
Total return (B)	(0.11	)% (L)	3.14%	2.64	% (K)	2.21	% (J)	7.96	% (C)	4.58	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,545		$7,434	$10,338		$13,583		$15,588		$20,305
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	3.18	% (M)	3.11%	3.13	% (K)	3.40%		3.24%		3.19%
Expenses, net waiver and reimbursement (D,F)	2.99	% (M)	2.99%	3.05	% (K)	3.35%		3.20%		2.77	% (H)
Net investment income (loss), before waiver and reimbursement (D,G)	0.61	% (M)	0.99%	1.22	% (K)	(1.10)%		(3.16)%		(3.16)%
Net investment income (loss), net waiver and reimbursement (D,G)	0.80	% (M)	1.11%	1.30	% (K)	(1.05)%		(3.12)%		(2.74	)% (H)
Portfolio turnover rate	212	% (L)	0%	0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio to average net assets (excluding dividend and interest expense).

Expenses, before waiver and reimbursement (D)	2.44	% (M)	2.36%	2.37	% (K)	2.64%	2.49%	2.43%
Expenses, net waiver and reimbursement (D)	2.24	% (M)	2.24%	2.29	% (K)	2.59%	2.45%	2.02	% (H)

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	3.18	% (M)	3.11%	3.12	% (K)	3.39%	3.24%	3.19.	%
Expenses, net waiver and reimbursement (D)	2.99	% (M)	2.99%	3.04	% (K)	3.34%	3.20%	2.77	% (H)

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Advisor has voluntarily waived a portion of expenses. This waiver will not be recaptured by the advisor.

(I)	Amount is less than $0.005.

(J)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(K)	Excludes $183,757 of recovery of legal fees from the Trust’s insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

(L)	Not annualized.

(M)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic High Income Fund
(Formerly, Catalyst/Warrington Strategic Program Fund)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.46		$9.36	$9.11		$8.92		$8.18		$7.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,F)	0.09		0.20	0.22		0.00	(I)	(0.18)		(0.13)
Net realized and unrealized gain (loss) on investments	(0.06)		0.18	0.12		0.28		0.92		0.57
Total from investment operations	0.03		0.38	0.34		0.28		0.74		0.44
LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.28)	(0.09)		(0.09)		—		—
Total distributions	(0.24)		(0.28)	(0.09)		(0.09)		—		—
Net asset value, end of year/period	$9.25		$9.46	$9.36		$9.11		$8.92		$8.18
Total return (B)	0.30	% (K)	4.16%	3.72	% (J)	3.21	% (H)	9.05	% (C)	5.68	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$29,076		$54,453	$78,359		$88,996		$89,859		$61,014
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.18	% (L)	2.11%	2.13	% (J)	2.40%		2.24%		2.16%
Expenses, net waiver and reimbursement (D,E)	1.99	% (L)	1.99%	2.05	% (J)	2.35%		2.20%		1.75	% (G)
Net investment income (loss), before waiver and reimbursement (D,F)	1.62	% (L)	1.99%	2.25	% (J)	(0.05)%		(2.17)%		(2.13)%
Net investment income (loss), net waiver and reimbursement (D,F)	1.80	% (L)	2.11%	2.34	% (J)	(0.00)%		(2.13)%		(1.71	)% (G)
Portfolio turnover rate	212	% (K)	0%	0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.18	% (L)	2.11	% (L)	2.12	% (J)	2.39%	2.24%	2.16%
Expenses, net waiver and reimbursement (D)	1.99	% (L)	1.99	% (L)	2.04	% (J)	2.34%	2.20%	1.75	% (G)

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Avisor has voluntarily waived a portion of expenses. This waiver will not be recaptured by the advisor.

(H)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(I)	Amount less than $.005

(J)	Excludes $183,757 of recovery of legal fees from the Trust’s insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

(K)	Not annualized.

(L)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.77		$13.83		$12.83		$10.06	$10.86		$9.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.08		0.31		0.40		0.25	(0.17)		0.04
Net realized and unrealized gain (loss) on investments	1.24		(3.21)		0.87		3.03	(0.05)		3.16
Total from investment operations	1.32		(2.90)		1.27		3.28	(0.22)		3.20
LESS DISTRIBUTIONS:
From net investment income	(0.01)		(1.12)		(0.27)		(0.51)	(0.58)		(1.90)
From net realized gains on investments	—		(0.00	)(I)	—		—	—		—
From return of capital	—		(0.04)		—		—	—		—
Total distributions	(0.01)		(1.16)		(0.27)		(0.51)	(0.58)		(1.90)
Net asset value, end of year/period	$11.08		$9.77		$13.83		$12.83	$10.06		$10.86
Total return (B)	13.68	% (J)	(21.86	)% (C)	10.08%		33.65%	(2.53	)% (C)	37.12	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$21,878		$24,945		$59,958		$13,659	$324		$164
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.09	% (K)	2.03%		1.96%		2.83%	4.63%		5.77%
Expenses, net waiver and reimbursement (D,F)	2.02	% (H,K)	2.02	% (H)	2.02	% (H)	2.02%	2.06%		2.03%
Net investment income (loss), before waiver and reimbursement (F,G)	1.41	% (K)	2.67%		3.09%		1.25%	(4.14)%		(3.44)%
Net investment income (loss), net waiver and reimbursement (F,G)	1.48	% (H,K)	2.69	% (H)	3.03	% (H)	2.06%	(1.53)%		0.35%
Portfolio turnover rate	19	% (J)	20%		10%		43%	1335%		121%

	Class C
	For the		For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.29		$13.22		$12.28		$9.63	$10.41		$9.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		0.21		0.29		0.14	(0.25)		(0.04)
Net realized and unrealized gain (loss) on investments	1.18		(3.06)		0.83		2.93	(0.05)		3.04
Total from investment operations	1.22		(2.85)		1.12		3.07	(0.30)		3.00
LESS DISTRIBUTIONS:
From net investment income	(0.00	)(I)	(1.04)		(0.18)		(0.42)	(0.48)		(1.82)
From net realized gains on investments	—		(0.00	)(I)	—		—	—		—
From return of capital	—		(0.04)		—		—	—		—
Total distributions	(0.00	)(I)	(1.08)		(0.18)		(0.42)	(0.48)		(1.82)
Net asset value, end of year/period	$10.51		$9.29		$13.22		$12.28	$9.63		$10.41
Total return (B)	13.14	% (J)	(22.48)%		9.29%		32.72%	(3.32	)% (C)	35.99	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,059		$7,724		$14,144		$3,122	$133		$184
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	2.84	% (K)	2.80%		2.71%		3.58%	5.38%		6.53%
Expenses, net waiver and reimbursement (E,F)	2.77	% (H,K)	2.75	% (H)	2.77	% (H)	2.77%	2.81%		2.78%
Net investment income (loss), before waiver and reimbursement (F,G)	0.65	% (K)	1.89%		2.35%		0.46%	(5.13)%		(4.16)%
Net investment income (loss), net waiver and reimbursement (F,G)	0.72	% (H,K)	1.93	% (H)	2.29	% (H)	1.27%	(2.35)%		(0.39)%
Portfolio turnover rate	19	% (J)	20%		10%		43%	1335%		121%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.09	% (K)	2.03%	2.83%	4.59%	5.76%
Expenses, net waiver and reimbursement (F)	2.02	% (K)	2.02%	2.02%	2.02%	2.02%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.84	% (K)	2.80%	3.58%	5.34%	6.52%
Expenses, net waiver and reimbursement (F)	2.77	% (K)	2.75%	2.77%	2.77%	2.77%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(I)	Amount is less than $0.005.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.53		$13.53		$12.55		$9.87	$10.67		$9.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.09		0.34		0.42		0.25	(0.14)		0.06
Net realized and unrealized gain (loss) on investments	1.22		(3.15)		0.86		2.99	(0.06)		3.12
Total from investment operations	1.31		(2.81)		1.28		3.24	(0.20)		3.18
LESS DISTRIBUTIONS:
From net investment income	(0.03)		(1.15)		(0.30)		(0.56)	(0.60)		(1.94)
From net realized gains on investments	—		(0.00	)(H)	—		—	—		—
From return of capital	—		(0.04)		—		—	—		—
Total distributions	(0.03)		(1.19)		(0.30)		(0.56)	(0.60)		(1.94)
Net asset value, end of year/period	$10.81		$9.53		$13.53		$12.55	$9.87		$10.67
Total return (B)	13.85	% (I)	(21.70	)% (C)	10.41%		33.95%	(2.42	)% (C)	37.47	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$140,078		$175,815		$616,511		$75,232	$6,044		$2,505
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	1.84	% (J)	1.77%		1.71%		2.58%	4.38%		5.52%
Expenses, net waiver and reimbursement(D,E)	1.77	% (G,J)	1.77	% (G)	1.77	% (G)	1.77%	1.81%		1.78%
Net investment income (loss), before waiver and reimbursement (E,F)	1.66	% (J)	2.95%		3.34%		1.40%	(3.84)%		(3.10)%
Net investment income (loss), net waiver and reimbursement (E,F)	1.73	% (G,J)	2.95	% (G)	3.28	% (G)	2.21%	(1.27)%		0.63%
Portfolio turnover rate	19	% (I)	20%		10%		43%	1335%		121%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	1.84	% (J)	1.77%	2.58%	4.34%	5.51%
Expenses, net waiver and reimbursement (E)	1.77	% (J)	1.77%	1.77%	1.77%	1.77%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(H)	Amount is less than $0.005.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Welton Advantage Multi-Strategy Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout The Periods

	Class A
	For the		For the
	Six Months Ended		Period Ended
	December 31, 2025		June 30, 2025 (A)
	(Unaudited)
Net asset value, beginning of period	$16.46		$18.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.01		0.06
Net realized and unrealized loss on investments	0.79		(1.55)
Total from investment operations	0.80		(1.49)
LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.22)
Total distributions	—		(0.22)
Net asset value, end of period	$17.26		$16.46
Total return (C)	4.86	% (F)	(8.30	)% (F)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$251		$259
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.48	% (G)	2.75	% (G)
Expenses, net waiver and reimbursement (D)	2.24	% (G)	2.24	% (G)
Net investment income, before waiver and reimbursement	(0.16	)% (G)	(0.33	)% (G)
Net investment income net waiver and reimbursement	0.08	% (G)	0.38	% (G)
Portfolio turnover rate	577	% (F)	2,575	% (F)

	Class C
	For the		For the
	Six Months Ended		Period Ended
	December 31, 2025		June 30, 2025 (A)
	(Unaudited)
Net asset value, beginning of period	$16.00		$17.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.06)		(0.07)
Net realized and unrealized gain (loss) on investments	0.78		(1.38)
Total from investment operations	0.72		(1.45)
LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.22)
Total distributions	—		(0.22)
Net asset value, end of period	$16.72		$16.00
Total return (C)	4.50	% (F)	(8.34	)% (F)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$469		$657
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	3.24	% (G)	3.50	% (G)
Expenses, net waiver and reimbursement (E)	2.99	% (G)	2.99	% (G)
Net investment loss, before waiver and reimbursement	(0.93	)% (G)	(1.07	)% (G)
Net investment loss net waiver and reimbursement	(0.69	)% (G)	(0.47	)% (G)
Portfolio turnover rate	577	% (F)	2,575	% (F)

(A)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations July 1, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.48	% (G)	2.75	% (G)
Expenses, net waiver and reimbursement	2.24	% (G)	2.24	% (G)

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	3.24	% (G)	3.50	% (G)
Expenses, net waiver and reimbursement	2.99	% (G)	2.99	% (G)

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Welton Advantage Multi-Strategy Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout The Periods

	Class I
	For the		For the
	Six Months Ended		Period Ended
	December 31, 2025		June 30, 2025 (A)
	(Unaudited)
Net asset value, beginning of period	$16.66		$18.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (B)	0.03		0.12
Net realized and unrealized gain (loss) on investments	0.80		(1.58)
Total from investment operations	0.83		(1.46)
LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.22)
Total distributions	—		(0.22)
Net asset value, end of period	$17.49		$16.66
Total return (C)	4.98	% (E)	(8.08	)% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$50,103		$48,471
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.23	% (F)	2.50	% (F)
Expenses, net waiver and reimbursement (D)	1.99	% (F)	1.99	% (F)
Net investment income, before waiver and reimbursement	0.09	% (F)	0.16	% (F)
Net investment income net waiver and reimbursement	0.33	% (F)	0.67	% (F)
Portfolio turnover rate	577	% (E)	2,575	% (E)

(A)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations July 1, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.23	% (F)	2.50	% (F)
Expenses, net waiver and reimbursement	1.99	% (F)	1.99	% (F)

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout The Year/Period

	Class A
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2025		June 30, 2025	June 30, 2024 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.01		$11.63	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09		0.18	0.21
Net realized and unrealized gain (loss) on investments	1.35		(1.31)	1.42
Total from investment operations	1.44		(1.13)	1.63
LESS DISTRIBUTIONS:
From net investment income	—		(0.56)	—
From net realized gains on investments	(0.24)		(0.93)	—
Total distributions	(0.24)		(1.49)	—
Net asset value, end of year/period	$10.21		$9.01	$11.63
Total return (C)	16.05	% (D)	(11.05)%	16.30	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$522		$654	$900
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.55	% (E)	2.78%	3.32	% (E)
Expenses, net waiver and reimbursement (F)	2.24	% (E)	2.24%	2.24	% (E)
Net investment income, before waiver and reimbursement (F,G)	1.53	% (E)	1.18%	2.52	% (E)
Net investment income net waiver and reimbursement (F,G)	1.84	% (E)	1.73%	3.60	% (E)
Portfolio turnover rate	13	% (D)	31%	6	% (D)

	Class C
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2025		June 30, 2025	June 30, 2024 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.94		$11.59	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.05		0.11	0.17
Net realized and unrealized gain (loss) on investments	1.34		(1.32)	1.42
Total from investment operations	1.39		(1.21)	1.59
LESS DISTRIBUTIONS:
From net investment income	—		(0.51)	—
From net realized gains on investments	(0.24)		(0.93)	—
Total distributions	(0.24)		(1.44)	—
Net asset value, end of year/period	$10.09		$8.94	$11.59
Total return (C)	15.62	% (D)	(11.78)%	15.90	% (D,H)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1		$1	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.26	% (E)	3.53%	4.07	% (E)
Expenses, net waiver and reimbursement (F)	2.99	% (E)	2.99%	2.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	0.85	% (E)	0.50%	1.84	% (E)
Net investment income net waiver and reimbursement (F,G)	1.11	% (E)	1.01%	2.97	% (E)
Portfolio turnover rate	13	% (D)	31%	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout The Year/Period

	Class I
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2025		June 30, 2025	June 30, 2024 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.04		$11.64	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (B)	0.11		0.19	0.23
Net realized and unrealized gain on investments	1.35		(1.29)	1.41
Total from investment operations	1.46		(1.10)	1.64
LESS DISTRIBUTIONS:
From net investment income	—		(0.57)	—
From net realized gains on investments	(0.24)		(0.93)	—
Total distributions	(0.24)		(1.50)	—
Net asset value, end of year/period	$10.26		$9.04	$11.64
Total return (C)	16.22	% (D)	(10.82)%	16.40	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$29,849		$32,675	$19,111
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.30	% (E)	2.53%	3.01	% (E)
Expenses, net waiver and reimbursement (F)	1.99	% (E)	1.99%	1.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	1.84	% (E)	1.42%	3.03	% (E)
Net investment income net waiver and reimbursement (F,G)	2.14	% (E)	1.95%	4.05	% (E)
Portfolio turnover rate	13	% (D)	31%	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$13.84		$12.56	$11.01	$9.60	$11.75	$10.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.08)		(0.11)	(0.10)	(0.07)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments	0.94		1.39	1.65	1.71	(1.97)	1.77
Total from investment operations	0.86		1.28	1.55	1.64	(2.11)	1.68
LESS DISTRIBUTIONS:
From net realized gains on investments	(1.23)		—	—	(0.23)	(0.04)	(0.01)
Total distributions	(1.23)		—	—	(0.23)	(0.04)	(0.05)
Net asset value, end of year/period	$13.47		$13.84	$12.56	$11.01	$9.60	$11.75
Total return (B)	6.11	% (G)	10.19%	14.08%	17.60%	(18.03)%	16.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$375		$441	$542	$598	$873	$1,522
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (C,E)	2.55	% (H)	2.57%	2.60%	2.82%	2.55%	2.76%
Expenses, net waiver and reimbursement (C,E)	1.81	% (H)	1.78%	1.84%	1.78%	1.74%	1.72%
Net investment loss, before waiver and reimbursement (E,F)	(1.80	)% (H)	(1.65)%	(1.63)%	(1.79)%	(1.96)%	(1.87)%
Net investment income (loss), net waiver and reimbursement (E,F)	(1.06	)% (H)	(0.86)%	(0.87)%	(0.75)%	(1.15)%	(0.83)%
Portfolio turnover rate	23	% (G)	31%	35%	82%	51%	205%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$12.64		$11.56	$10.21	$8.99	$11.08	$9.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (A)	(0.12)		(0.19)	(0.17)	(0.14)	(0.21)	(0.17)
Net realized and unrealized gain (loss) on investments	0.86		1.27	1.52	1.59	(1.84)	1.68
Total from investment operations	0.74		1.08	1.35	1.45	(2.05)	1.51
LESS DISTRIBUTIONS:
From net realized gains on investments	(1.23)		—	—	(0.23)	(0.04)	(0.01)
Total distributions	(1.23)		—	—	(0.23)	(0.04)	(0.05)
Net asset value, end of year/period	$12.15		$12.64	$11.56	$10.21	$8.99	$11.08
Total return (B)	5.75	% (G)	9.34%	13.22%	16.66%	(18.58)%	15.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,612		$1,567	$1,536	$1,403	$1,242	$1,945
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	3.30	% (H)	3.32%	3.35%	3.57%	3.30%	3.51%
Expenses, net waiver and reimbursement (D,E)	2.56	% (H)	2.53%	2.59%	2.53%	2.49%	2.47%
Net investment loss, before waiver and reimbursement (E,F)	(2.55	)% (H)	(2.41)%	(2.36)%	(2.55)%	(2.71)%	(2.68)%
Net investment loss, net waiver and reimbursement (E,F)	(1.81	)% (H)	(1.62)%	(1.60)%	(1.51)%	(1.89)%	(1.64)%
Portfolio turnover rate	23	% (G)	31%	35%	82%	51%	205%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.48	% (H)	2.53%	2.50%	2.78%	2.55%	2.74%
Expenses, net waiver and reimbursement (F)	1.74	% (H)	1.74%	1.74%	1.74%	1.74%	1.70%

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	3.24	% (H)	3.28%	3.25%	3.53%	3.30%	3.49%
Expenses, net waiver and reimbursement (F)	2.49	% (H)	2.49%	2.49%	2.49%	2.49%	2.45%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$14.10		$12.76	$11.16	$9.71	$11.84	$10.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		(0.08)	(0.08)	(0.06)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	0.96		1.42	1.68	1.74	(1.98)	1.79
Total from investment operations	0.90		1.34	1.60	1.68	(2.09)	1.71
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—	(0.02)
From net realized gains on investments	(1.23)		—	—	(0.23)	(0.04)	(0.01)
From return of capital	—		—	—	—	—	(0.04)
Total distributions	(1.23)		—	—	(0.23)	(0.04)	(0.07)
Net asset value, end of year/period	$13.77		$14.10	$12.76	$11.16	$9.71	$11.84
Total return (B)	6.29	% (F)	10.50%	14.34%	17.81%	(17.72)%	16.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12,619		$15,518	$16,440	$11,158	$12,227	$11,146
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (C,D)	2.29	% (G)	2.32%	2.35%	2.57%	2.30%	2.51%
Expenses, net waiver and reimbursement (C,D)	1.56	% (G)	1.53%	1.59%	1.53%	1.49%	1.47%
Net investment loss, before waiver and reimbursement (D,E)	(1.55	)% (G)	(1.40)%	(1.32)%	(1.55)%	(1.68)%	(1.69)%
Net investment Income (loss), net waiver and reimbursement (D,E)	(0.82	)% (G)	(0.62)%	(0.56)%	(0.51)%	(0.86)%	(0.65)%
Portfolio turnover rate	23	% (F)	31%	35%	82%	51%	205%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.22	% (G)	2.28%	2.25%	2.53%	2.30%	2.49%
Expenses, net waiver and reimbursement (D)	1.49	% (G)	1.49%	1.49%	1.49%	1.49%	1.45%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$38.69		$39.77	$35.18	$36.99	$36.25	$27.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.15		0.35	0.44	0.18	(0.45)	(0.46)
Net realized and unrealized gain (loss) on investments	1.28		(0.50)	4.86	0.72	1.19	10.29
Total from investment operations	1.43		(0.15)	5.30	0.90	0.74	9.83
LESS DISTRIBUTIONS:
From net investment income	—		(0.64)	(0.56)	(1.42)	—	(1.21)
From net realized gains on investments	—		(0.29)	(0.15)	(1.29)	—	(0.00	) (G)
Total distributions	—		(0.93)	(0.71)	(2.71)	—	(1.21)
Net asset value, end of year/period	$40.12		$38.69	$39.77	$35.18	$36.99	$36.25
Total return (B)	3.70	% (H)	(0.38)%	15.26%	2.55%	2.04%	36.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$557,183		$549,907	$557,931	$443,988	$335,527	$306,389
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.17	% (I)	2.16%	2.19%	2.17%	2.20%	2.22%
Expenses, net waiver and reimbursement (C,E)	2.17	% (I)	2.16%	2.19%	2.17%	2.20%	2.22%
Net investment income (loss), before waiver and reimbursement (C,D)	0.73	% (I)	0.91%	1.18%	0.51%	(1.25)%	(1.47)%
Net investment income (loss), net waiver and reimbursement (C,D)	0.73	% (I)	0.91%	1.18%	0.51%	(1.25)%	(1.47)%
Portfolio turnover rate	10	% (H)	19%	48%	30%	9%	13%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	37.52		$38.60	$34.17	$36.01	$35.55	$27.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		0.06	0.15	(0.10)	(0.71)	(0.68)
Net realized and unrealized gain (loss) on investments	1.26		(0.50)	4.73	0.71	1.17	10.08
Total from investment operations	1.25		(0.44)	4.88	0.61	0.46	9.40
LESS DISTRIBUTIONS:
From net investment income	—		(0.35)	(0.30)	(1.16)	—	(0.92)
From net realized gains on investments	—		(0.29)	(0.15)	(1.29)	—	(0.00	) (G)
Total distributions	—		(0.64)	(0.45)	(2.45)	—	(0.92)
Net asset value, end of year/period	$38.77		$37.52	$38.60	$34.17	$36.01	$35.55
Total return (B)	3.33	% (H)	(1.14)%	14.40%	1.77%	1.29%	35.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$356,713		$373,962	$385,224	$363,845	$335,127	$334,331
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	2.92	% (I)	2.91%	2.94%	2.92%	2.95%	2.97%
Expenses, net waiver and reimbursement (C,F)	2.92	% (I)	2.91%	2.94%	2.92%	2.95%	2.97%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.04	)% (I)	0.16%	0.40%	(0.28)%	(2.00)%	(2.21)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.04	)% (I)	0.16%	0.40%	(0.28)%	(2.00)%	(2.21)%
Portfolio turnover rate	10	% (H)	19%	48%	30%	9%	13%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.16	% (I)	2.16%	2.18%	2.17%	2.18%
Expenses, net waiver and reimbursement (C)	2.16	% (I)	2.16%	2.18%	2.17%	2.18%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.91	% (I)	2.91%	2.93%	2.92%	2.93%
Expenses, net waiver and reimbursement (C)	2.91	% (I)	2.91%	2.93%	2.91%	2.93%

(G)	Amount is less than $0.005.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class C-1
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2025	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 (A)
(Unaudited)
Net asset value, beginning of year/period	$37.20	$38.34	$34.00	$36.01	$35.55	$27.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (B)	0.00	0.06	0.15	—	(H)	(0.63)	(0.20)
Net realized and unrealized gain (loss) on investments	1.23	-0.48	4.69	0.62	1.09	9.30
Total from investment operations	1.23	-0.42	4.84	0.62	0.46	9.10
LESS DISTRIBUTIONS:
From net investment income	—	(0.43)	(0.35)	(1.34)	—	(0.92)
From net realized gains on investments	—	(0.29)	(0.15)	(1.29)	—	(0.00	) (H)
Total distributions	—	(0.72)	(0.50)	(2.63)	—	(0.92)
Net asset value, end of year/period	$38.43	$37.20	$38.34	$34.00	$36.01	$35.55
Total return (C)	3.31	% (D)	(1.12)%	14.39%	1.79%	1.29%	33.93	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$46,568	$44,479	$39,464	$28,127	$5,375	$882
Ratios to average net assets (Including interest expense)
Expenses, before waiver and reimbursement (E,I)	2.92	% (F)	2.91%	2.94%	2.92%	2.95%	2.95	% (F)
Expenses, net waiver and reimbursement (E,I)	2.92	% (F)	2.91%	2.94%	2.92%	2.95%	2.95	% (F)
Net investment income (loss), before waiver and reimbursement (E,G)	(0.01	)% (F)	0.16%	0.42%	(0.01)%	(1.78)%	(0.83	)% (F)
Net investment income (loss), net waiver and reimbursement (E,G)	(0.01	)% (F)	0.16%	0.42%	(0.01)%	(1.78)%	(0.83	)% (F)
Portfolio turnover rate	10	% (D)	19%	48%	30%	9%	13	% (D)

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2025	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
(Unaudited)
Net asset value, beginning of year/period	$39.02	$40.09	$35.45	$37.25	$36.41	$27.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.20	0.45	0.53	0.29	(0.35)	(0.38)
Net realized and unrealized gain (loss) on investments	1.29	(0.50)	4.90	0.70	1.19	10.33
Total from investment operations	1.49	(0.05)	5.43	0.99	0.84	9.95
LESS DISTRIBUTIONS:
From net investment income	—	(0.73)	(0.64)	(1.50)	—	(1.32)
From net realized gains on investments	—	(0.29)	(0.15)	(1.29)	—	(0.00	) (H)
Total distributions	—	(1.02)	(0.79)	(2.79)	—	(1.32)
Net asset value, end of year/period	$40.51	$39.02	$40.09	$35.45	$37.25	$36.41
Total return (C)	3.82	% (D)	(0.14)%	15.56%	2.77%	2.31%	36.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,440,526	$7,244,030	$6,550,931	$5,222,008	$3,334,146	$2,377,768
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,J)	1.92	% (F)	1.91%	1.94%	1.92%	1.95%	1.97%
Expenses, net waiver and reimbursement (E,J)	1.92	% (F)	1.91%	1.94%	1.92%	1.95%	1.97%
Net investment income (loss), before waiver and reimbursement (E,G)	0.98	% (F)	1.16%	1.42%	0.79%	(0.95)%	(1.21)%
Net investment income (loss), net waiver and reimbursement (E,G)	0.98	% (F)	1.16%	1.42%	0.79%	(0.95)%	(1.21)%
Portfolio turnover rate	10	% (D)	19%	48%	30%	9%	13%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Amount is less than $0.005.

(I)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	2.91	% (F)	2.91%	2.93%	2.91%	2.93%
Expenses, net waiver and reimbursement (E)	2.91	% (F)	2.91%	2.93%	2.91%	2.93%

(J)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	1.91	% (F)	1.91%	1.93%	1.92%	1.93%
Expenses, net waiver and reimbursement (E)	1.91	% (F)	1.91%	1.93%	1.92%	1.93%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$10.46		$9.72	$8.77	$8.44		$11.24		$9.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.18		0.26	0.23	0.12		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	0.46		0.75	0.93	0.27		(1.06)		1.78
Total from investment operations	0.64		1.01	1.16	0.39		(1.08)		1.79
LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.27)	(0.21)	(0.06)		—		(0.04)
From net realized gains on investments	—		—	—	—		(1.72)		(0.15)
Total distributions	(0.30)		(0.27)	(0.21)	(0.06)		(1.72)		(0.19)
Net asset value, end of year/period	$10.80		$10.46	$9.72	$8.77		$8.44		$11.24
Total return (B)	6.14	% (I)	10.45%	13.42%	4.60%		(11.85)%		18.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,941		$5,056	$5,771	$13,444		$20,599		$23,714
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.34	% (J)	2.39%	2.12%	2.05%		1.81%		1.83%
Expenses, net waiver and reimbursement (D,F)	1.49	% (J)	1.53%	1.51%	1.55%		1.48%		1.48%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	2.48	% (J)	1.78%	1.98%	0.89%		(0.50)%		(0.27)%
Net investment income (loss), net waiver and reimbursement (F,G)	3.33	% (J)	2.64%	2.59%	1.39%		(0.17)%		0.08%
Portfolio turnover rate	0	% (I)	0%	0%	111%		77%		32%

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$10.11		$9.41	$8.48	$8.17		$11.01		$9.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.13		0.18	0.15	0.05		(0.09)		(0.07)
Net realized and unrealized gain (loss) on investments	0.44		0.71	0.91	0.26		(1.03)		1.75
Total from investment operations	0.57		0.89	1.06	0.31		(1.12)		1.68
LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.19)	(0.13)	(0.00	) (H)	—		—
From net realized gains on investments	—		—	—	—		(1.72)		(0.15)
Total distributions	(0.21)		(0.19)	(0.13)	(0.00	) (H)	(1.72)		(0.15)
Net asset value, end of year/period	$10.47		$10.11	$9.41	$8.48		$8.17		$11.01
Total return (B)	5.69	% (I)	9.53%	12.67%	3.81%		(12.51	)% (C)	17.86	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,575		$2,779	$3,355	$4,084		$4,348		$4,720
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	3.09	% (J)	3.14%	2.87%	2.80%		2.56%		2.58%
Expenses, net waiver and reimbursement (E,F)	2.24	% (J)	2.28%	2.26%	2.30%		2.23%		2.23%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	1.72	% (J)	1.03%	1.07%	0.16%		(1.25)%		(1.02)%
Net investment income (loss), net waiver and reimbursement (F,G)	2.57	% (J)	1.89%	1.68%	0.66%		(0.92)%		(0.67)%
Portfolio turnover rate	0	% (I)	0%	0%	111%		77%		32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.33	% (J)	2.34%	2.09%	1.98%	1.81%	1.83%
Expenses, net waiver and reimbursement	1.48	% (J)	1.48%	1.48%	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	3.08	% (J)	3.09%	2.84%	2.73%	2.56%	2.58%
Expenses, net waiver and reimbursement	2.23	% (J)	2.23%	2.23%	2.23%	2.23%	2.23%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Less than 0.005 per share.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$10.55		$9.81	$8.84	$8.52	$11.32		$9.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20		0.29	0.25	0.13	0.01		0.03
Net realized and unrealized gain (loss) on investments	0.46		0.75	0.95	0.28	(1.08)		1.80
Total from investment operations	0.66		1.04	1.20	0.41	(1.07)		1.83
LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.30)	(0.23)	(0.09)	(0.01)		(0.06)
From net realized gains on investments	—		—	—	—	(1.72)		(0.15)
Total distributions	(0.33)		(0.30)	(0.23)	(0.09)	(1.73)		(0.21)
Net asset value, end of year/period	$10.88		$10.55	$9.81	$8.84	$8.52		$11.32
Total return (B)	6.26	% (G)	10.67%	13.83%	4.83%	(11.70	)% (C)	19.07	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,414		$12,096	$13,189	$23,466	$50,313		$60,463
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.09	% (H)	2.14%	1.87%	1.80%	1.56%		1.58%
Expenses, net waiver and reimbursement (D,E)	1.24	% (H)	1.28%	1.26%	1.30%	1.23%		1.23%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (E,F)	2.73	% (H)	2.04%	2.14%	1.09%	(0.26)%		(0.04)%
Net investment Income, net waiver and reimbursement (E,F)	3.58	% (H)	2.90%	2.75%	1.59%	0.07%		0.31%
Portfolio turnover rate	0	% (G)	0%	0%	111%	77%		32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	2.08	% (H)	2.09%	1.84%	1.73%	1.56%	1.58%
Expenses, net waiver and reimbursement (E)	1.23	% (H)	1.23%	1.23%	1.23%	1.23%	1.23%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-four series. Catalyst/Welton Advantage Multi-Strategy Fund commenced operations on July 1, 2024. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Systematic High Income Fund *		Income and Long term capital appreciation
(Formerly, Catalyst/Warrington Strategic Program Fund)
(“Systematic High Income”)
Catalyst Systematic Alpha		Long term capital appreciation
(“Systematic Alpha” )
Catalyst/Welton Advantage Multi-Strategy Fund	Welton Investment	Long term capital appreciation
(“Welton Advantage” )	Partners LLC
Catalyst/Aspect Enhanced Multi-Asset	Aspect Capital Limited	Long term capital appreciation
(“Aspect Enhanced” )
Catalyst Nasdaq-100 Hedged Equity Fund	Equity Armor Investments, LLC	Long term capital appreciation
(“Hedged Equity” )
Catalyst/Millburn Hedge Strategy	Millburn Ridgefield Corp.	Long-term capital appreciation
(“Millburn Hedge” )
Catalyst Buffered Shield	Exceed Advisory LLC	Long-term capital appreciation
(“Buffered Shield” )

*	Prior to November 1, 2025 Warrington Asset Management, LLC served as the Fund’s Sub-Advisor

Welton Advantage and Aspect Enhanced are non-diversified series of the Trust. All other Funds are diversified series of the Trust. Aspect Enhanced, Millburn Hedge, and Buffered Shield are “fund of funds”, in that they generally invest in other investment companies.

Currently, each Fund offers Class A, Class C and Class I shares and Millburn Hedge also offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds which are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a) Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting Topic 280 - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in ASU 2023-07 Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the manager(s) and the Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end (the “closed-end funds”) investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end funds purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025, for each Fund’s assets and liabilities measured at fair value.

Systematic High Income
Assets (a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$23,834,768	$—	$23,834,768
U.S. Government & Agencies	—	12,306,965	—	12,306,965
Money Market Fund	7,730,884	—	—	7,730,884
Total Assets	$7,730,884	$36,141,733	$—	$43,872,617
Derivatives(a)
Assets
Total Return Swap(b)	$—	$53,632	$—	$53,632
Total Derivatives	$—	$53,632	$—	$53,632

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Funds	$33,616,815	$—	$—	$33,616,815
Convertible Bonds	—	224,438	—	224,438
Corporate Bonds	—	44,715,981	—	44,715,981
U.S. Government & Agencies	—	76,325,719	—	76,325,719
Money Market Fund	10,991,143	—	—	10,991,143
Total Assets	$44,607,958	$121,266,138	$—	$165,874,096
Derivative
Assets
Total Return Swap(b)	—	$3,714,522	$—	3,714,522
Total Derivatives	$—	$3,714,522	$—	$3,714,522

Welton Advantage
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,448,465	$—	$—	$17,448,465
U.S. Government & Agencies	—	16,966,440	—	16,966,440
Money Market Fund	8,898,521	—	—	8,898,521
Total Assets	$26,346,986	$16,966,440	$—	43,313,426
Derivatives
Assets
Open Futures Contracts(b)	$595,742	$—	$—	$595,742
Liabilities
Open Futures Contracts(b)	$(484,801)	$—	$—	$(484,801)
Total Derivatives	$110,941	$—	$—	$110,941

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Aspect Enhanced
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$11,835,380	$—	$—	$11,835,380
Money Market Fund	12,095,298	—	—	12,095,298
Total Assets	$23,930,678	$—	$—	23,930,678
Derivatives
Assets
Open Futures Contracts(b)	$516,540	$—	$—	$516,540
Forward Foreign Currency Contracts (b)	—	464,186	—	464,186
Liabilities
Open Futures Contracts(b)	$(458,622)	$—	$—	$(458,622)
Forward Foreign Currency Contracts (b)	—	(325,059)	—	(325,059)
Total Derivatives	$57,918	$139,127	$—	$197,045

Hedged Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,157,209	$—	$—	$7,157,209
Exchange-Traded Fund	6,327,804	—	—	6,327,804
Money Market Fund	84,148	—	—	84,148
Future Call Options Purchased	71,725	—	—	71,725
Total	$13,640,886	$—	$—	$13,640,886
Collateral for Securities Loaned (c)				364,045
Total Assets				14,004,931
Derivatives (a)
Assets
Open Futures Contracts(b)	$7,632	$—	$—	$7,632
Liabilities
Open Futures Contracts(b)	$(16,420)	$—	$—	$(16,420)
Future Options Written	(3,535)	—	—	(3,535)
Total Derivatives	$(12,323)	$—	$—	$(12,323)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Millburn Hedge
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,195,115,204	$—	$—	$4,195,115,204
U.S. Government & Agencies	—	3,701,971,857	—	3,701,971,857
Money Market Fund	374,656,192	—	—	374,656,192
Total Assets	$4,569,771,396	$3,701,971,857	$—	$8,271,743,253
Derivatives
Assets
Open Futures Contracts (b)	$45,342,227	$—	$—	$45,342,227
Forward Foreign Currency Contracts (b)	—	96,363,347	—	96,363,347
Liabilities
Open Futures Contracts (b)	$(20,239,248)	$—	$—	$(20,239,248)
Forward Foreign Currency Contracts (b)	—	(78,936,431)	—	(78,936,431)
Total Derivatives	$25,102,979	$17,426,916	$—	$42,529,895

Buffered Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,761,862	$—	$—	$16,761,862
Money Market Fund	227,841	—	—	227,841
Equity Call Options Purchased	2,801,627	—	—	2,801,627
Equity Put Options Purchased	294,493	—	—	294,493
Total Assets	$20,085,823	$—	$—	$20,085,823
Derivatives
Liabilities (a)
Equity Call Options Written	$(1,044,592)	$—	$—	$(1,044,592)
Equity Put Options Written	(492,420)	—	—	(492,420)
Total Liabilities	$(1,537,012)	$—	$—	$(1,537,012)

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Schedule of Investments for security details.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

(c)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

c) Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended December 31, 2025, Systematic High Income, Welton Advantage, Hedged Equity and Buffered Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended December 31, 2025, Welton Advantage, Aspect Enhanced, Hedged Equity and Millburn Hedge invested in futures.

Swap Agreements – Systematic Alpha has entered into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Forward Currency Contracts – A Fund may enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency transactions in the Statements of Operations.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Consolidation of Subsidiaries – CSACS Fund Limited (Systematic – CFC), CWAMSF Fund Limited (Welton Advantage-CFC), CAEMAF Fund Limited (Aspect Enhanced – CFC), CMHSF Fund Limited (Millburn-CFC) the (the “CFCs”, and each a “CFC” or a “Subsidiary”). The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Systematic Alpha, Welton Advantage, Aspect Enhanced, and Millburn Hedge which include the accounts of Systematic-CFC, Welton Advantage-CFC, Aspect Enhanced-CFC, and Millburn-CFC respectively, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each of Systematic Alpha, Welton Advantage, Aspect Enhanced and Millburn Hedge may invest up to 25% of its total assets in its respective CFC, which acts as an investment vehicle in order to affect certain investments consistent with the Funds investment objectives and policies.

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2025	December 31, 2025
Systematic Alpha – CFC	12/19/2017	39,820,429	23.56%
Welton Advantage – CFC	7/1/2024	7,334,070	14.43%
Aspect Enhanced – CFC	12/28/2023	5,638,463	18.56%
Millburn Hedge– CFC	11/2/2015	1,429,499,320	17.02%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are controlled foreign corporations which generate and are allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs’ net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through their exposure to the aforementioned managed futures programs, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; tariffs and trade wars; climate change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Derivatives Risk - The use of derivative instruments, such as forwards, futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Risk - Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Swaps Risk - Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses. The costs of investing in swaps will be indirectly paid by a Fund.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Wholly-Owned Subsidiary Risk - By investing in the Subsidiary, a Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. Shareholders of a Fund are indirectly subject to the principal risks of the Subsidiary by virtue of a Fund’s investment in the Subsidiary. There can be no assurance that the Subsidiary’s investments will contribute to a Fund’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect a Fund, such as by reducing the Fund’s investment returns. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to a Fund and the Subsidiary and subject each to CFTC penalties if reporting was found to be deficient.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2025, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Systematic High Income
	Swap Contracts	Equity/Currency/Commodity/ Interest *	Unrealized appreciation on swaps	$53,632
			Totals	$53,632
Systematic Alpha
	Swap Contracts	Equity/Currency/Commodity /Interest *	Unrealized appreciation on swaps	$3,714,522
			Totals	$3,714,522
Welton Advantage
	Futures	Equity	Futures unrealized appreciation	$197,271
	Futures	Commodity	Futures unrealized appreciation	101,320
	Futures	Currency	Futures unrealized appreciation	202,128
	Futures	Interest Rate	Futures unrealized appreciation	95,023
			Total	$595,742
	Futures	Equity	Futures unrealized depreciation	$(47,106)
	Futures	Commodity	Futures unrealized depreciation	(85,703)
	Futures	Currency	Futures unrealized depreciation	(231,052)
	Futures	Interest Rate	Futures unrealized depreciation	(120,940)
			Total	$(484,801)
Aspect Enhanced
	Futures	Equity	Futures unrealized appreciation	$111,670
	Futures	Commodity	Futures unrealized appreciation	328,806
	Futures	Currency	Futures unrealized appreciation	1,782
	Futures	Interest Rate	Futures unrealized appreciation	74,282
			Total	$516,540
	Futures	Equity	Futures unrealized depreciation	$(248,543)
	Futures	Commodity	Futures unrealized depreciation	(119,271)
	Futures	Interest Rate	Futures unrealized depreciation	(90,808)
			Total	$(458,622)
	Foreign Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	$464,186
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(325,059)
			Total	$139,127

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website as referenced in the Schedule of Investments.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Hedged Equity
	Call Options Purchased	Equity	Investments in securities, at value	$71,725
	Put Options Written	Equity	Options written, at value	(3,535)
			Totals	$68,190

	Futures Contracts	Equity	Futures unrealized appreciation	$7,632
	Futures Contracts	Equity	Futures unrealized depreciation	(16,420)
			Totals	$(8,788)

Millburn Hedge
	Futures Contracts	Commodity	Futures unrealized appreciation	$11,279,867
	Futures Contracts	Currency	Futures unrealized appreciation	1,248,289
	Futures Contracts	Equity	Futures unrealized appreciation	17,848,165
	Futures Contracts	Interest Rate	Futures unrealized appreciation	14,965,906
			Totals	$45,342,227

	Futures Contracts	Commodity	Futures unrealized depreciation	$(9,745,491)
	Futures Contracts	Currency	Futures unrealized depreciation	(284,905)
	Futures Contracts	Equity	Futures unrealized depreciation	(9,338,446)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(870,406)
			Totals	$(20,239,248)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on
			forward currency exchange contracts	$96,363,347
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on
			forward currency exchange contracts	(78,936,431)
			Totals	$17,426,916
Buffered Shield
	Call options purchased	Equity	Investments in securities, at value	$2,801,627
	Put options purchased	Equity	Investments in securities, at value	294,493
	Call options written	Equity	Options written, at value	(1,044,592)
	Put options written	Equity	Options written, at value	(492,420)
			Totals	$1,559,108

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2025, were as follows:

				Realized and
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	unrealized gain (loss)
Systematic High Income
	Options purchased	Equity	Net realized loss from options purchased	$(4,799,979)
	Options written	Equity	Net realized gain from options written	3,314,216
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	181,650
	Options written	Equity	Net change in unrealized depreciation on options written	(165,800)
	Swap Contracts	Equity/Currency/Commodity/Interest *	Net realized gain from swaps	$(99,085)
	Swap Contracts	Equity/Currency/Commodity/Interest *	Net change in unrealized appreciation on swaps	53,632
			Totals	$(1,469,913)
Systematic Alpha
	Swap Contracts	Equity/Currency/Commodity/Interest *	Net realized gain from swaps	$6,699,446
	Swap Contracts	Equity/Currency/Commodity/Interest *	Net change in unrealized appreciation on swaps	15,865,839
			Totals	$22,565,285
Welton Advantage
	Futures	Equity	Net realized gain from futures	$1,785,449
		Commodity	Net realized gain from futures	2,483,670
		Currency	Net realized loss from futures	(68,707)
		Interest Rate	Net realized loss from futures	(2,822,800)
			Totals	$1,377,612

	Futures	Equity	Net change in unrealized appreciation on futures	6,030
		Commodity	Net change in unrealized appreciation on futures	(199,729)
		Currency	Net change in unrealized appreciation on futures	(156,412)
		Interest Rate	Net change in unrealized appreciation on futures	(74,715)
			Totals	$(424,826)

Aspect Enhanced
	Futures	Equity	Net realized gain from futures	$3,696,646
		Commodity	Net realized gain from futures	1,268,066
		Currency	Net realized loss from futures	(3,839)
		Interest Rate	Net realized loss from futures	(472,331)
			Totals	$4,488,542
	Forward Contracts	Currency	Net realized gain on foreign currency transactions	$635,468
	Futures	Equity	Net change in unrealized appreciation on futures	(926,406)
		Commodity	Net change in unrealized appreciation on futures	104,014
		Currency	Net change in unrealized depreciation. on futures	(1,849)
		Interest Rate	Net change in unrealized appreciation on futures	(26,076)
			Totals	$(850,317)

	Forward Contracts	Currency	Net change in unrealized depreciation on foreign currency translations	$(57,363)
Hedged Equity
	Options purchased	Equity	Net realized loss from options purchased	$(597,075)
	Options written	Equity	Net realized gain from options written	487,822
	Futures	Equity	Net realized loss from futures	(292,330)
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(389,263)
	Options written	Equity	Net change in unrealized appreciation on options written	9,565
	Futures	Equity	Net change in unrealized appreciation on futures	309,898
			Totals	$(471,383)
Millburn Hedge
	Futures	Commodity	Net realized loss from futures	$(150,242,750)
		Currency	Net realized gain from futures	21,377,017
		Equity	Net realized gain from futures	99,651,893
		Interest Rate	Net realized loss from futures	(270,627,578)
			Totals	$(299,841,418)
	Forward Contracts	Currency	Net realized gain on foreign currency transactions	$182,093,096
	Futures	Commodity	Net change in unrealized appreciation on futures	64,165,028
		Currency	Net change in unrealized appreciation on futures	3,243,959
		Equity	Net change in unrealized appreciation on futures	3,249,106
		Interest Rate	Net change in unrealized appreciation on futures	4,272,909
			Totals	$74,931,002

	Forward Contracts	Currency	Net change in unrealized depreciation on foreign currency translations	$(18,564,190)
Buffered Shield
	Options purchased	Equity	Net realized gain from options purchased	$411,873
	Options written	Equity	Net realized gain from options written	252,478
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	476,458
	Options written	Equity	Net change in unrealized appreciation on options written	(323,698)
			Totals	$817,111

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website as referenced in the Schedule of Investments.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The notional value of derivative instruments outstanding as of December 31, 2025, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2025:

						Gross Amounts Not Offset in the
						Statements of Assets & Liabilities
Systematic High Income
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Total Return Swap	Goldman Sachs	$53,632	(1)	$—	$53,632	$—	$—	$53,632
Total		$53,632		$—	$53,632	$—	$—	$53,632

						Gross Amounts Not Offset in the
						Statements of Assets & Liabilities
Systematic Alpha
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Total Return Swap	BNP Paribas	$3,778,294	(1)	$—	$3,778,294	$—	$—	$3,778,294
Total Return Swap	CIBC	$(487,751	) (1)	$—	$(487,751)	$—	$—	$(487,751)
Total Return Swap	Barclays	$(370,137	) (1)	$—	$(370,137)	$—	$—	$(370,137)
Total Return Swap	Goldman Sachs	$475,235	(1)	$—	$475,235	$—	$—	$475,235
Total Return Swap	JP Morgan	$263,138	(1)	$—	$263,138	$—	$—	$263,138
Total Return Swap	HSBC	$55,743	(1)	$—	$55,743	$—	$—	$55,743
Total		$3,714,522		$—	$3,714,522	$—	$—	$3,714,522

Welton Advantage
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Futures Contracts	Morgan Stanley	$595,742		$(484,801)	$110,941	$—	$—	$110,941
Total		$595,742		$(484,801)	$110,941	$—	$—	$110,941

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	Morgan Stanley	$(484,801)		$484,801	$—	$—	$—	$—
Total		$(484,801)		$484,801	$—	$—	$—	$—

Aspect Enhanced
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Futures Contracts	J.P. Morgan	$516,540		$(458,622)	$57,918	$—	$—	$57,918
Forward Contracts	Deutsche Bank	464,186		(325,059)	139,127	—	—	139,127
Total		$980,726		$(783,681)	$197,045	$—	$—	$197,045

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	J.P. Morgan	$(458,622)		$458,622	$—	$—	$—	$—
Forward Contracts	Deutsche Bank	(325,059)		325,059	—	—	—	—
Total		$(783,681)		$783,681	$—	$—	$—	$—

Hedged Equity
							Cash
		Gross Amounts of		Derivatives available for		Financial	Collateral
Description of Asset:	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Instruments	Received (2)	Net Amount
Futures Contracts	Wedbush	$7,632		$(7,632)	$—	$—	$—	$—
Future Options	Wedbush	$71,725		$(3,535)	$68,190	$—	$—	$68,190
Total		$79,357		$(11,167)	$68,190	$—	$—	$68,190

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	Wedbush	$(16,420)		$7,632	$(8,788)	$—	$8,788	$—
Future Options	Wedbush	$(3,535)		$3,535	$—	$—	$—	$—
Total		$(16,420)		$7,632	$(8,788)	$—	$8,788	—

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Millburn Hedge
					Financial
		Gross Amounts of	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$21,815,054	$(8,182,156)	$13,632,898	$—	$—	$13,632,898
Futures Contracts	Deutsche Bank	$2,878,672	$(2,878,672)	$—	$—	$—	$—
Futures Contracts	Goldman Sachs	$20,648,501	$(8,447,077)	$12,201,424	$—	$—	$12,201,424
Forward Contracts	Bank of America Merrill Lynch	$52,428,363	$(33,970,855)	$18,457,508	$—	$—	$18,457,508
Forward Contracts	Deutsche Bank	$43,934,985	$(44,965,577)	$(1,030,592)	$—	$—	$(1,030,592)
Total		$141,705,575	$(98,444,337)	$43,261,238	$—	$—	$43,261,238

		Gross Amounts of			Financial
		Recognized	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	for Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$(8,182,156)	$8,182,156	$—	$—	$—	$—
Futures Contracts	Deutsche Bank	$(3,610,015)	$2,878,672	$(731,344)	$731,344	$—	$—
Futures Contracts	Goldman Sachs	$(8,447,077)	$8,447,077	$—	$—	$—	$—
Forward Contracts	Bank of America Merrill Lynch	$(33,970,855)	$33,970,855	$—	$—	$—	$—
Forward Contracts	Deutsche Bank	$(44,965,577)	$44,965,577	$—	$—	$—	$—
Total		$(99,175,680)	$98,444,337	$(731,344)	$731,344	$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	Excess collateral is not shown on this table.

d) Deposits with Broker for futures and options

Fund	Broker	Deposit with Broker
Systematic High Income	ADM	(94)
	StoneX	9,843
	Marex	—
Welton Advantage	Morgan Stanley	6,549,728
Aspect Enhanced	J.P. Morgan	4,999,389
	Deutsche Bank	—
Hedged Equity	Wedbush	995,427
Millburn Hedge	Bank of America Merrill Lynch	5,121,469
	Deutsche Bank	3,497,224
	Goldman Sachs	13,292,486
Buffered Shield	Interactive Brokers	356,890

e) Investment Companies – Hedged Equity, Aspect Enhanced, Millburn Hedge and Buffered Shield concentrate their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Advisor and/or sub-advisor expect the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

f) Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2025, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2025, the Funds did not incur any interest or penalties. As required, the Trust officers have analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years or periods ended 2023-2025 for the Funds) or expected to be taken in 2026 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

g) Security Transactions and Investment Income - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

h) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

i) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

j) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Systematic High Income	Monthly	Annually
Systematic Alpha	Monthly	Annually
Welton Advantage	Annually	Annually
Aspect Enhanced	Annually	Annually
Hedged Equity	Annually	Annually
Millburn Hedge	Annually	Annually
Buffered Shield	Annually	Annually

k) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

l) Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m) Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2025, there were no CDSC fees paid by the shareholders of the Funds.

n) Forward Exchange Contracts - Millburn Hedge and Aspect Enhanced have entered into a foreign exchange contract agreement with Bank of America Merrill Lynch and Deutsche Bank as a part of their investment strategy. When executing forward contracts, each Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

date the forward contract is closed. Each Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, each Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. Each Fund realizes a gain if the value of the contract increases between those dates. Each Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. Each Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, forward exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

o) Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

p) Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Systematic High Income	$37,226,474	$13,418,602	$—	$—
Systematic Alpha	16,351,926	32,111,382	5,774,854	32,934,367
Welton Advantage	184,426,413	204,665,964	—	—
Aspect Enhanced	1,615,802	2,756,381	—	—
Hedged Equity	4,711,428	6,758,487	—	—
Millburn Hedge	1,127,207,177	166,186,033	2,066,906,000	2,195,567,712
Buffered Shield	—	2,329,995	—	—

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Except for Systematic Alpha, each Fund’s investment sub-advisor is responsible for the day-to-day operations of its portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The sub-advisors are paid by the Advisor, except in the case of Millburn Hedge, whose sub-advisor is paid by the Fund on behalf of the Advisor.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation” ) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory and litigation expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets.

For the six months ended December 31, 2025, the Advisor waived advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

							Investment
	Investment						Advisory Fee Waived/
	Advisory	Expense Limitation					Expenses
Fund	Fee	Cl A	Cl C	CL I	C-1	Expires	Reimbursed
Systematic High	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2026	$105,080
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	N/A	10/31/2026	2,964
Welton Advantage	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2026	205,641
Aspect Enhanced	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2026	124,560
Hedged Equity	1.25%	1.74%	2.49%	1.49%	N/A	10/31/2026	65,152
Millburn Hedge	1.75%	N/A	N/A	N/A	N/A	N/A	—
Buffered Shield	1.25%	1.48%	2.23%	1.23%	N/A	10/31/2026	173,651

	Recapture Expires
	June 30,
Fund	2026	2027	2028
Systematic High	$68,573	$97,182	$105,080
Systematic Alpha	N/A	N/A	156,827
Welton Advantage	N/A	N/A	205,641
Aspect Enhanced	N/A	90,533	124,560
Hedged Equity	134,268	118,441	135,582
Millburn Hedge	N/A	N/A	N/A
Buffered Shield	241,278	183,992	173,651

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a special meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and C-1 shares. Catalyst Mutual Funds Distributors, LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

For the six months ended December 31, 2025, the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Systematic High Income	$15,912	$30,252	N/A
Systematic Alpha	30,147	38,102	N/A
Welton Advantage	313	2,716	N/A
Aspect Enhanced	708	5	N/A
Hedged Equity	544	8,234	N/A
Millburn Hedge	701,976	1,852,221	229,380
Buffered Shield	6,348	13,740	N/A

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the fund family level (i.e., all the funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement between the Trust and MFund the “Compliance Services Agreement”), MFund provides chief compliance officer services to the Funds. For these services, the funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including derivatives), and its respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Systematic High Income	$43,806,061	$72,685	$(6,129)	$66,556
Systematic Alpha	162,068,648	313,955,766	(310,150,318)	3,805,448
Welton Advantage	45,737,396	970,055	(3,283,084)	(2,313,029)
Aspect Enhanced	23,744,893	711,020	(467,317)	243,703
Hedged Equity	11,803,230	2,953,611	(751,910)	2,201,701
Millburn Hedge	6,823,423,707	1,602,655,280	(154,335,734)	1,448,319,546
Buffered Shield	17,860,706	1,847,795	(1,159,690)	688,105

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 was as follows:

For year ended	Ordinary	Long-Term	Return of
6/30/2025	Income	Capital Gains	Capital	Total
Systematic High Income	2,661,936	—	—	2,661,936
Systematic Alpha	47,735,091	169,874	1,476,304	49,381,269
Welton Advantage	424,094	—	—	424,094
Aspect Enhanced	1,839,055	887,279	—	2,726,334
Hedged Equity	—	—	—	—
Millburn Hedge	202,201,752	—	—	202,201,752
Buffered Shield	534,174	—	—	534,174

For year ended	Ordinary	Long-Term
6/30/2024	Income	Capital Gains	Total
Systematic High Income	985,279	—	985,279
Systematic Alpha	7,811,682	—	7,811,682
Welton Advantage	—	—
Aspect Enhanced	—	—	—
Hedged Equity	—	—	—
Millburn Hedge	133,577,938	—	133,577,938
Buffered Shield	861,294	—	861,294

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Systematic High Income	$791,410	$—	$—	$(995,680,535)	$—	$(4,647)	$(994,893,772)
Systematic Alpha	—	—	(8,511,440)	—	—	2,737,416	(5,774,024)
Welton Advantage	—	—	(2,283,575)	—	—	(913,478)	(3,197,053)
Aspect Enhanced	—	—	(2,232,982)	(853,168)	—	135,021	(2,951,129)
Hedged Equity	—	92,912	(72,040)	—	—	3,779,131	3,800,003
Millburn Hedge	—	—	(13,206,624)	(18,231,656)	—	1,203,975,131	1,172,536,851
Buffered Shield	189,411	—	—	(9,303,568)	(1,074,504)	507,795	(9,680,866)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on swaps, non-equity options, future contracts and forward foreign currency contracts, deemed dividend distributions, and tax adjustments for C-Corporations and partnerships. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Systematic High Income	—
Systematic Alpha	8,511,440
Welton Advantage	1,055,345
Aspect Enhanced	2,232,982
Hedged Equity	72,040
Millburn Hedge	—
Buffered Shield	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Systematic High Income	—
Systematic Alpha	—
Welton Advantage	1,228,230
Aspect Enhanced	—
Hedged Equity	—
Millburn Hedge	13,206,624
Buffered Shield	—

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

At June 30, 2025, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as well as capital loss carryforwards utilized as follows:

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Systematic High Income	$395,824,898	$599,855,637	$995,680,535	$746,563
Systematic Alpha	—	—	—	230,513
Welton Advantage	—	—	—	—
Aspect Enhanced	763,857	89,311	853,168	—
Hedged Equity	—	—	—	673,407
Millburn Hedge	—	18,231,656	18,231,656	—
Buffered Shield	5,224,584	4,078,984	9,303,568	430,058

During the fiscal period ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, non-deductible expenses, and accumulated losses from the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Systematic High Income	$—	$—
Systematic Alpha	(132,929,730)	132,929,730
Welton Advantage	(1,434,060)	1,434,060
Aspect Enhanced	(212,240)	212,240
Hedged Equity	(97,777)	97,777
Millburn Hedge	(320,891,998)	320,891,998
Buffered Shield	—	—

(6)	LINE OF CREDIT

The Funds have a $200,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 21, 2026. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2025, Systematic High Income, Welton Advantage, Aspect Enhanced, Millburn Hedge and Buffered Shield did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of Days	Interest	Average	Borrowings
	Outstanding	Outstanding	Expense (1)	Interest Rate	12/31/2025
Systematic High Income	$—	—	$—	—	$—
Systematic Alpha	333,000	3	187	6.75%	—
Welton Advantage	—	—	—	—	—
Aspect Enhanced	—	—	—	—	—
Hedged Equity	380,000	11	815	7.02%	—
Millburn Hedge	—	—	—	—	—
Buffered Shield	—	—	—	—	—

(1)	Includes only Interest Expense for the year or period ended December 31, 2025 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Aspect Enhanced will be directly affected by the performance of iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X. The performance of Hedged Equity will be directly affected by the performance of the Invesco QQQ Trust Series 1. The performance of Buffered Shield will be directly affected by the performance of the PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF. The financial statements of the iShares Core U.S. Aggregate Bond ETF, First American Treasury Obligations Fund, Class X, Invesco QQQ Trust Series1, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2025, the percentage of Aspect Enhanced’s net assets invested in iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X were 39.0% and 39.8%, respectively. The percentage of Hedged Equity’s net assets invested in Invesco QQQ Trust Series 1 was 43.2%. The percentage of Buffered Shield’s net assets invested in PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF were 31.2% and 34.2%, respectively.

(8) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the six months ended December 31, 2025.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
Hedged Equity*	$353,108	$364,045	2.99%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrow er: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2025:

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Assets	Liabilities	& Liabilities	Instruments (1)	Received	Net Amount
Hedged Equity
Assets
Securities Loaned	US Bank	$353,108	$—	$353,108	$(353,108)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral received.

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Systematic	Systematic		Aspect	Hedged	Buffered
Owner (1)	High Income	Alpha	Welton Advantage	Enhanced	Equity	Shield
Charles Schwab	26%	—	—	—	35%	28%
Aspect Capital Limited	—	—	—	92%	—	—
Knights of Columbus	—	—	92%	—	—	—
LPL Financial	—	31%	—	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Trust Officers have determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

(b)       Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 3/4/2026

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 3/4/2026